UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22774

Name of Fund:	BlackRock Multi-Sector Income Trust (BIT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2021

Date of reporting period: 04/30/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information  (unaudited)

Section 19(a) Notices

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) amounts and sources of distributions reported are estimates and are being provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Period						% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	(a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BIT	$0.506309	$—	$—	$0.235891		$0.742200	68%	—%	—%	32%	100%

(a)

The Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce the Trust’s net asset value per share.

Section 19(a) notices for the Trust, as applicable, are available on the BlackRock website at blackrock.com.

Section 19(b) Disclosure

The Trust, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of the Trust’s Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, the Trust currently distributes the following fixed amounts per share on a monthly basis:

Exchange Symbol	Amount Per Common Share
BIT	$0.1237

The fixed amounts distributed per share are subject to change at the discretion of the Trust’s Board. Under its Plan, the Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trust will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, the Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).

Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of these distributions or from the terms of the Plan. The Trust’s total return performance is presented in its financial highlights table.

The Board may amend, suspend or terminate the Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trust is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.

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The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	28.85%	45.98%
U.S. small cap equities (Russell 2000® Index)	48.06	74.91
International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88
Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T	3

4

The Benefits and Risks of Leveraging	BlackRock Multi-Sector Income Trust

The Trust may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume the Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Trust’s shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust’s investment adviser will be higher than if the Trust did not use leverage.

The Trust may utilize leverage through reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is permitted to issue debt up to 33 1/3% of its total managed assets. The Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act.

If the Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of the Trust’s obligations under a reverse repurchase agreement (including accrued interest) then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Trust may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trust’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trust’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Trust Summary as of April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Investment Objective

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Trust may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the Trust’s investments in loans, the Trust may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of April 30, 2021 ($18.55)(a)	8.00%
Current Monthly Distribution per Common Share(b)	$0.1237
Current Annualized Distribution per Common Share(b)	$1.4844
Leverage as of April 30, 2021(c)	38%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	04/30/21	10/31/20	Change	High	Low
Market Price	$ 18.55	$ 15.65	18.53%	$18.65	$ 15.65
Net Asset Value	18.54	17.66	4.98	18.62	17.66

Market Price and Net Asset Value History for the Past Five Years

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Trust Summary as of April 30, 2021 (continued)	BlackRock Multi-Sector Income Trust (BIT)

Performance and Portfolio Management Commentary

Returns for the period ended April 30, 2021 were as follows:

		Average Annual Total Returns
	6-month	1 Year	3 Years	5 Years
Trust at NAV(a)(b)	9.48%	35.49%	8.39%	10.03%
Trust at Market Price(a)(b)	23.60	51.11	12.53	12.74

Lipper General Bond Funds at NAV(c)	10.65	25.78	6.69	8.63
Lipper General Bond Funds at Market Price(c)	18.41	33.47	9.65	10.45

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper. Historical performance shown is calculated based on the composition of the Lipper General Bond Fund category at the time of preparation of this report to shareholders.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

The primary contributors to the Trust’s absolute performance over the reporting period included allocations to credit-oriented sectors including high yield corporate bonds, investment grade corporate bonds and emerging market bonds. Positioning in U.S. Treasuries also contributed positively, as did exposure to non-agency adjustable-rate mortgage-backed securities (“MBS”) and collateralized mortgage obligations (“CMOs”) within securitized assets.

Positioning in 30-year fixed-rate pass-through MBS weighed on the Trust’s return, along with exposures to municipal bonds and commercial mortgage-backed securities (“CMBS”). The Trust’s cash position detracted as well.

During the period, the Trust held derivatives including U.S. futures and interest rate swaps, primarily as hedging vehicles. The Trust’s use of derivatives had a positive impact on performance over the period.

Describe recent portfolio activity.

The Trust maintained a substantial allocation to non-government sectors including U.S. high yield corporate bonds, non-agency adjustable-rate MBS, CMOs, investment grade corporate bonds and emerging market debt, while reducing exposure to U.S. Treasuries. Over the period, the Trust’s stance with respect to duration (and corresponding sensitivity to interest rates) was significantly trimmed, resulting in an outright short duration position in expectation of strong economic growth and firmer levels of inflation.

Describe portfolio positioning at period end.

At period end, the Trust maintained a diversified exposure within non-government spread sectors, including U.S. high yield corporate bonds, non-agency adjustable-rate MBS, CMOs, investment grade corporate bonds, emerging market debt, asset-backed securities and commercial mortgage-backed securities. The Trust held a short duration position of -0.90 years at period end.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T R U S T S U M M A R Y	7

Trust Summary as of April 30, 2021 (continued)	BlackRock Multi-Sector Income Trust (BIT)

Overview of the Trust’s Total Investments

PORTFOLIO ALLOCATION
Asset Type	04/30/21		10/31/20
Corporate Bonds	54%		53%
Asset-Backed Securities	11		12
U.S. Government Sponsored Agency Securities	11		9
Non-Agency Mortgage-Backed Securities	7		8
Preferred Securities	7		9
Floating Rate Loan Interests	4		4
Foreign Agency Obligations	3		3
U.S. Treasury Obligations	2		—
Short-Term Securities	1		2
Other*	—	(a)	—	(a)

CREDIT QUALITY ALLOCATION
Credit Rating(b)(c)	04/30/21		10/31/20
AAA/Aaa(d)	12%		4%
AA/Aa	—		6
A.	3		4
BBB/Baa	16		19
BB/Ba	25		25
B	22		20
CCC/Caa	8		7
CC	6		6
C	2		—
D	—	(a)	1
N/R	6		8

(a)	Rounds to less than 1% of total investments.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes common stocks, warrants, short-term securities, options purchased and options written.
(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

*	Includes one or more investment categories that individually represents less than 1% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

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Schedule of Investments (unaudited) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 7.50%, 12/25/57(a)(b)(c)	USD	89	$71,498
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 7.18%, 10/15/28(b)(c)		1,000	990,783
Anchorage Capital CLO Ltd.(b)(c)
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.58%, 01/15/30		860	840,871
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.68%, 01/28/31		250	250,256
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.18%, 07/28/28		1,000	1,000,040
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.01%, 04/15/31(b)(c)		1,000	1,004,845
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.41%, 06/25/36(b)		5,018	3,879,700
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.52%, 01/15/33(b)(c)		250	250,582
Bain Capital Credit CLO Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 4.81%), 5.00%, 07/21/31(a)(b)(c)		250	251,200
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 0.25%, 11/25/36(b)		1,910	1,859,674
Benefit Street Partners CLO VI Ltd.(b)(c)
Series 2015-VIA, Class BR, (3 mo. LIBOR US + 2.40%), 2.59%, 10/18/29		1,000	998,063
Series 2015-VIA, Class CR, (3 mo. LIBOR US + 3.45%), 3.64%, 10/18/29		1,000	995,491
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 7.08%, 10/15/32(b)(c)		500	499,718
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class C, (3 mo. LIBOR US + 2.60%), 2.78%, 07/15/31(b)(c)		250	249,590
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.84%, 01/17/28(b)(c)		250	248,876
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 0.23%, 10/25/36		3,746	3,241,097
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 0.19%, 03/25/35		7,717	6,769,199
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.63%, 07/20/32(b)(c)		500	500,737
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.27%, 10/25/36(b)		5,672	4,791,086
CIFC Funding Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.18%, 07/15/32(b)(c)		500	501,198
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		417	342,499
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.14%, 10/20/30(b)(c)		250	247,923
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.25%, 06/25/37(b)		704	663,126
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.18%, 10/15/32(b)(c)		950	951,681
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 05/25/36		21,207	15,770,393

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fremont Home Loan Trust(b) (continued)
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.26%, 11/25/36	USD	19,000	$9,320,396
Galaxy CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 5.44%, 04/20/31(b)(c)		500	483,959
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.59%, 11/15/26(b)(c)		530	525,133
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 0.28%, 04/25/37(b)		9,150	7,571,893
HPS Loan Management Ltd.(b)(c)
Series 10A-16, Class C, (3 mo. LIBOR US + 3.65%), 3.84%, 01/20/28		2,500	2,499,977
Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 5.69%, 07/20/30		1,000	933,343
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.72%, 01/20/33(b)(c)		500	501,871
Long Beach Mortgage Loan Trust(b)
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 11/25/36		10,415	4,489,872
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 08/25/36		5,839	3,144,099
Madison Park Funding X Ltd.(b)(c)
Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.44%, 01/20/29		750	750,161
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.59%, 01/20/29		1,500	1,487,626
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.89%, 04/20/26(b)(c)		1,000	1,000,114
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. LIBOR US + 0.30%), 0.41%, 06/25/36(b)		8,466	4,722,680
Neuberger Berman CLO Ltd., Series 2015-20A, (3 mo. LIBOR US + 6.50%), 0.00%, 07/15/34(b)(c)		710	710,000
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 5.18%, 01/15/28(b)(c)		710	710,013
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2020-37A, Class C, (3 mo. LIBOR US + 2.50%), 2.69%, 07/20/31(b)(c)		400	400,861
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.39%, 10/20/27(b)(c)		1,000	957,105
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 6.49%, 07/20/30(b)(c)		500	496,880
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 2.93%, 01/22/30(b)(c)		500	495,505
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.34%, 01/21/30(b)(c)		405	406,600
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.18%, 01/15/29(b)(c)		1,000	993,032
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.73%, 01/20/31(b)(c)		250	233,360
Palmer Square CLO Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 3.00%), 3.19%, 04/20/29(b)(c)		250	250,045

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.(b)(c)
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.44%, 01/20/27	USD	500		$498,631
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.44%, 04/20/27		250		250,258
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.28%, 08/20/27		750		750,144
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,879		2,196,522
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.03%, 10/15/29(b)(c)		500		497,361
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 0.51%, 09/25/47(b)		5,000		4,788,565
Scholar Funding Trust, Series 2013-A, Class R, 0.00%,(a)		—	(d)	1,257,342
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.23%, 04/15/33(b)(c)		250		251,037
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 2.65%), 2.84%, 10/20/28(b)(c)		1,500		1,502,226
TRESTLES CLO II Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.10%, 04/25/32(b)(c)		250		249,012
Unique Pub Finance Co. PLC
Series M, 7.40%, 03/28/24	GBP	6,400		9,324,838
Series N, 6.46%, 03/30/32		100		154,679
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.35%, 05/25/37(b)	USD	7,296		6,614,039
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.44%, 07/20/28(b)(c)		550		550,558
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.83%, 01/22/31(b)(c)		250		247,426

Total Asset-Backed Securities — 17.1% (Cost: $111,811,777)				119,387,289

		Shares

Common Stocks

Aerospace & Defense — 0.3%
Raytheon Technologies Corp.		25,650		2,135,106

Building Products — 0.2%
Carrier Global Corp.		25,650		1,117,827

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(a)		908		4,948

Machinery — 0.1%
Otis Worldwide Corp.		12,825		998,683

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.1%
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $65,634)(e)		5,276	$217,309
SM Energy Co.		14,524	229,479

			446,788

Total Common Stocks — 0.7% (Cost: $3,108,942)			4,703,352

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.6%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	185	196,100
Bombardier, Inc. (c) 6.00%, 10/15/22		10	10,003
6.13%, 01/15/23		845	885,797
7.50%, 12/01/24		263	266,945
7.50%, 03/15/25(f)		44	43,918
7.88%, 04/15/27(f)		429	427,927
Embraer Netherlands Finance BV, 6.95%, 01/17/28(c)		269	301,280
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(c)		464	470,960
Howmet Aerospace, Inc. 5.87%, 02/23/22(f)		1,065	1,112,925
5.13%, 10/01/24		2	2,193
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)(f)		448	470,400
Lockheed Martin Corp., 4.09%, 09/15/52(f)		451	536,975
Moog, Inc., 4.25%, 12/15/27(c)		172	176,730
Raytheon Technologies Corp., 3.75%, 11/01/46(f)		700	753,013
Rolls-Royce PLC, 5.75%, 10/15/27(c)(f)		945	1,013,512
Signature Aviation US Holdings, Inc.(c)
5.38%, 05/01/26		322	329,239
4.00%, 03/01/28		303	305,272
Spirit AeroSystems, Inc., 5.50%, 01/15/25(c)		236	249,570
TransDigm, Inc. 8.00%, 12/15/25(c)(f)		825	896,156
6.25%, 03/15/26(c)(f)		6,999	7,410,191
6.38%, 06/15/26		247	256,108
4.63%, 01/15/29(c)		347	341,972
4.88%, 05/01/29(c)		382	376,270
Triumph Group, Inc., 8.88%, 06/01/24(c)(f)		1,311	1,458,487

			18,291,943

Airlines — 2.2%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(c)		1,572	1,573,895
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(f)		1,056	1,066,367
American Airlines, Inc., 11.75%, 07/15/25(c)		300	375,750
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		1,002	1,052,100
5.75%, 04/20/29		1,017	1,090,200
Avianca Holdings SA, (10.50% Cash or 12.00% PIK), 12.20%, 11/10/21(c)(g)		140	141,223

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 10/19/23	USD	33	$33,137
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B, 8.02%, 02/10/24		780	811,437
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		175	192,172
Deutsche Lufthansa AG 2.88%, 02/11/25	EUR	100	121,147
3.75%, 02/11/28		100	121,808
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)	USD	317	334,831
International Consolidated Airlines Group SA 2.75%, 03/25/25	EUR	100	119,769
3.75%, 03/25/29		100	119,624
Latam Finance Ltd., 6.88%, 04/11/24(c)(h)(i)	USD	737	701,993
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)(f)		1,528	1,676,980
United Airlines Pass-Through Trust
Series 2015-1, Class A, 3.70%, 06/01/24(f)		3,570	3,617,752
Series 2020-1, Class A, 5.88%, 04/15/29(f)		1,098	1,214,839
Series 2020-1, Class B, 4.88%, 07/15/27		58	60,810
United Airlines, Inc.(c) 4.38%, 04/15/26		546	566,595
4.63%, 04/15/29		531	551,815

			15,544,244

Auto Components — 1.0%
Aptiv PLC(f) 4.25%, 01/15/26		400	451,382
4.40%, 10/01/46		280	307,059
Clarios Global LP/Clarios US Finance Co. 4.38%, 05/15/26	EUR	101	125,374
6.25%, 05/15/26(c)(f)	USD	1,462	1,550,725
8.50%, 05/15/27(c)(f)		2,786	3,008,880
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		436	460,525
Faurecia SE, 3.75%, 06/15/28	EUR	100	127,402
GoodYear Tire + Rubber Co., 5.63%, 04/30/33	USD	409	410,023
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(g)	EUR	100	124,583
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	273	273,000
ZF Finance GmbH 3.00%, 09/21/25	EUR	100	127,138
2.00%, 05/06/27(j)		100	121,187
3.75%, 09/21/28		100	131,195

			7,218,473

Automobiles — 1.5%
Allison Transmission, Inc.(c) 5.88%, 06/01/29	USD	306	330,862
3.75%, 01/30/31		375	361,875
Asbury Automotive Group, Inc. 4.50%, 03/01/28		168	173,040
4.75%, 03/01/30		164	171,380
Carvana Co., 5.50%, 04/15/27(c)		371	375,471
Ford Motor Co., 0.00%, 03/15/26(c)(k)(l)		282	278,475
Ford Motor Credit Co. LLC 5.13%, 06/16/25(f)		397	433,683
3.38%, 11/13/25		200	204,622
4.39%, 01/08/26(f)		1,250	1,334,375
4.27%, 01/09/27		214	224,724

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued) 4.13%, 08/17/27	USD	320	$334,435
3.82%, 11/02/27		200	205,044
2.90%, 02/16/28		376	368,480
4.00%, 11/13/30		737	752,661
General Motors Co., 6.25%, 10/02/43(f)		2,194	2,885,224
General Motors Financial Co., Inc., 4.25%, 05/15/23(f)		326	347,853
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		59	58,926
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)		156	157,365
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		281	287,440
Navistar International Corp., 6.63%, 11/01/25(c)(f)		341	352,935
Penske Automotive Group, Inc. 3.50%, 09/01/25		104	106,600
5.50%, 05/15/26		32	33,040
Renault SA, 2.38%, 05/25/26	EUR	100	121,406
Tesla, Inc., 5.30%, 08/15/25(c)(f)	USD	429	444,551
Wabash National Corp., 5.50%, 10/01/25(c)(f)		286	291,720

			10,636,187

Banks — 1.7%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	123,697
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(b)(f)(m)	USD	2,000	2,136,780
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(b)(c)		161	164,872
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(b)(c)		205	210,996
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(b)		500	504,065
Bangkok Bank PCL(b)
(5 year CMT + 1.90%), 3.73%, 09/25/34		245	249,027
(5 year CMT + 4.73%), 5.00%(m)		205	215,481
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(b)(c)		407	419,464
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(b)(m)		250	266,172
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	202,912
BBK BSC, 5.50%, 07/09/24		289	304,317
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(b)(m)		250	259,422
CIT Group, Inc., 5.00%, 08/01/23(f)		847	920,054
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(b)(m)	EUR	200	259,205
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(b)(m)	USD	250	267,734
Intesa Sanpaolo SpA 5.02%, 06/26/24(c)(f)		2,888	3,137,149
(5 year EUR Swap + 5.75%), 5.88%, 03/04/29(b)	EUR	100	135,503
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(c)	USD	417	441,838
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(b)(c)(m)		556	554,784

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(b)(c)(f)	USD	500	$544,820
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(b)(m)		465	475,416

			11,793,708

Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		2,160	2,580,543
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(f)(g)		1,416	1,481,490
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(c)(f)		1,346	1,339,270
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
4.13%, 08/15/26(f)		510	524,663
4.75%, 07/15/27	GBP	100	141,212
Ball Corp., 5.25%, 07/01/25	USD	44	49,775
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(c)		211	214,336
Central American Bottling Corp., 5.75%, 01/31/27(c)		637	670,443
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	54,675
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)(f)		1,030	1,033,863
OI European Group BV, 2.88%, 02/15/25	EUR	100	122,249
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	71	73,467
Trivium Packaging Finance BV(c)(f) 5.50%, 08/15/26		1,189	1,243,991
8.50%, 08/15/27		1,924	2,058,680

			11,588,657

Biotechnology — 0.2%
Cidron Aida Finco Sarl, 5.00%, 04/01/28	EUR	100	122,509
Emergent BioSolutions, Inc., 3.88%, 08/15/28(c)	USD	99	92,813
Gilead Sciences, Inc., 4.75%, 03/01/46(f)		700	841,332

			1,056,654

Building Materials — 0.7%
Boise Cascade Co., 4.88%, 07/01/30(c)		34	36,040
Cemex SAB de CV 5.45%, 11/19/29		271	296,796
3.88%, 07/11/31(c)		235	231,698
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)(f)		694	740,033
CP Atlas Buyer, Inc., 7.00%, 12/01/28(c)		347	359,877
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(c)(f)		437	471,960
Jeld-Wen, Inc., 6.25%, 05/15/25(c)		189	201,994
Masonite International Corp. (c) 5.75%, 09/15/26		106	109,975
5.38%, 02/01/28		161	169,855
Norbord, Inc., 6.25%, 04/15/23(c)		182	197,470
Patrick Industries, Inc., 4.75%, 05/01/29(c)		81	81,203
SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)		535	567,014
Standard Industries, Inc.(c) 5.00%, 02/15/27		48	49,500
4.75%, 01/15/28		68	70,125
4.38%, 07/15/30(f)		718	719,795

Security		Par (000)	Value

Building Materials (continued)
Standard Industries, Inc.(c) (continued) 3.38%, 01/15/31(f)	USD	516	$483,660
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		227	238,917

			5,025,912

Building Products — 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c)		310	324,455
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(c)(g)		173	178,207
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(c)(j)		128	127,680
Foundation Building Materials, Inc., 6.00%, 03/01/29(c)		265	262,907
GYP Holdings III Corp., 4.63%, 05/01/29(c)		300	300,438
LBM Acquisition LLC, 6.25%, 01/15/29(c)		473	484,825
Lowe’s Cos., Inc., 4.65%, 04/15/42(f)		400	481,015
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(c)		470	495,263
SRS Distribution, Inc., 8.25%, 07/01/26(c)(f)		618	646,582
White Cap Buyer LLC, 6.88%, 10/15/28(c)		602	638,873
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(c)(g)		268	278,050

			4,218,295

Capital Markets — 0.7%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(m)		1,060	1,073,727
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		324	341,820
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		498	524,942
5.25%, 05/15/27(f)		604	616,080
5.25%, 05/15/27(c)		333	339,660
4.38%, 02/01/29(c)		261	253,149
Intercorp Peru Ltd., 3.88%, 08/15/29(c)		470	467,004
NFP Corp., 6.88%, 08/15/28(c)		647	678,541
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	504,657
RP Escrow Issuer LLC, 5.25%, 12/15/25(c)		202	210,264

			5,009,844

Chemicals — 1.6%
Ashland Services BV, 2.00%, 01/30/28	EUR	100	119,843
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD	445	432,420
Blue Cube Spinco LLC, 10.00%, 10/15/25		106	111,523
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(b)(c)		537	618,221
Chemours Co., 4.00%, 05/15/26	EUR	200	243,425
Element Solutions, Inc., 3.88%, 09/01/28(c)(f)	USD	1,693	1,688,767
Equate Petrochemical BV, 2.63%, 04/28/28(c)		200	200,230
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		199	204,473
HB Fuller Co., 4.25%, 10/15/28		125	127,291
Herens Holdco Sarl, 4.75%, 05/15/28(c)(j)		471	471,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		266	297,920
INEOS Finance PLC, 3.38%, 03/31/26	EUR	100	123,982
Ingevity Corp., 3.88%, 11/01/28(c)	USD	105	104,588
Minerals Technologies, Inc., 5.00%, 07/01/28(c)		218	228,573
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	123,832
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	80	84,341

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(c)(f)	USD	526	$596,615
PQ Corp., 5.75%, 12/15/25(c)(f)		644	661,710
Sasol Financing USA LLC
4.38%, 09/18/26		200	203,000
6.50%, 09/27/28		290	320,001
5.50%, 03/18/31		320	325,136
SCIH Salt Holdings, Inc.(c) 4.88%, 05/01/28		407	405,982
6.63%, 05/01/29		229	225,279
Scotts Miracle-Gro Co., 4.00%, 04/01/31(c)		334	330,660
Sherwin-Williams Co., 4.50%, 06/01/47(f)		310	369,384
Valvoline, Inc., 3.63%, 06/15/31(c)		2	1,955
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		282	252,707
WESCO Distribution, Inc.(c)(f)
7.13%, 06/15/25		830	896,400
7.25%, 06/15/28		547	607,170
WR Grace & Co-Conn, 5.63%, 10/01/24(c)(f)		300	333,375
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	205,975

			10,915,778

Commercial Services & Supplies — 0.8%
ADT Security Corp.
4.13%, 06/15/23		16	16,758
4.88%, 07/15/32(c)		662	692,892
APX Group, Inc.
7.88%, 12/01/22		139	139,956
8.50%, 11/01/24		166	173,055
ASGN, Inc., 4.63%, 05/15/28(c)		120	124,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		135	140,569
DAE Funding LLC, 3.38%, 03/20/28(c)		490	488,775
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25		97	100,880
5.50%, 05/01/28		396	410,355
Herc Holdings, Inc., 5.50%, 07/15/27(c)		455	481,162
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	123,100
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)	USD	391	402,730
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.25%, 04/15/24		178	190,015
5.75%, 04/15/26(f)		416	455,033
3.38%, 08/31/27		304	293,740
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)(f)		157	161,553
TMS International Corp./DE, 6.25%, 04/15/29(c)		137	142,480
United Rentals North America, Inc.
5.50%, 05/15/27		345	367,856
3.88%, 11/15/27(f)		264	276,540
5.25%, 01/15/30		170	185,938
Verisure Holding AB, 3.25%, 02/15/27	EUR	100	120,606

			5,488,793

Communications Equipment — 0.7%
Avaya, Inc., 6.13%, 09/15/28(c)(f)	USD	810	860,625
CommScope Technologies LLC, 5.00%, 03/15/27(c)		674	667,723
CommScope, Inc.(c)
5.50%, 03/01/24(f)		1,097	1,130,612
6.00%, 03/01/26		103	108,536
8.25%, 03/01/27		487	521,699

Security		Par (000)	Value

Communications Equipment (continued)
CommScope, Inc. (c) (continued)
7.13%, 07/01/28	USD	245	$264,906
Nokia OYJ(f)
3.38%, 06/12/22		126	129,427
4.38%, 06/12/27		177	193,483
ViaSat, Inc.(c)(f)
5.63%, 04/15/27		231	241,973
6.50%, 07/15/28		832	877,993

			4,996,977

Construction & Engineering — 0.1%
frontdoor, Inc., 6.75%, 08/15/26(c)		323	342,487
KBR, Inc., 4.75%, 09/30/28(c)		243	245,430
SPIE SA, 2.63%, 06/18/26	EUR	100	125,034

			712,951

Construction Materials(c) — 0.5%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(j)	USD	175	174,781
American Builders & Contractors Supply Co.,Inc.
5.88%, 05/15/26		143	147,547
4.00%, 01/15/28		444	450,660
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		139	138,305
Core & Main LP, 6.13%, 08/15/25		1,178	1,205,848
H&E Equipment Services, Inc., 3.88%, 12/15/28		121	118,126
IAA, Inc., 5.50%, 06/15/27		443	465,704
Williams Scotsman International, Inc., 4.63%, 08/15/28		316	322,374
Winnebago Industries, Inc., 6.25%, 07/15/28		176	190,784
Wolverine Escrow LLC
8.50%, 11/15/24		310	304,963
9.00%, 11/15/26		273	270,150

			3,789,242

Consumer Discretionary — 1.1%
Carnival Corp.
11.50%, 04/01/23(c)		316	363,147
10.13%, 02/01/26	EUR	100	140,494
5.75%, 03/01/27(c)	USD	1,435	1,513,035
9.88%, 08/01/27(c)		220	258,500
Celestial-Saturn Merger Sub, Inc., 4.50%, 05/01/28(c)		543	542,202
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(c)		178	183,785
Life Time, Inc.(c)
5.75%, 01/15/26		426	439,845
8.00%, 04/15/26		263	276,239
NCL Corp. Ltd., 5.88%, 03/15/26(c)		303	316,635
NCL Finance Ltd., 6.13%, 03/15/28(c)		779	820,536
Nielsen Finance LLC/Nielsen Finance Co.(c)
5.63%, 10/01/28		633	674,936
5.88%, 10/01/30		305	333,975
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		114	130,872
9.13%, 06/15/23		195	215,272
11.50%, 06/01/25		258	298,878
5.50%, 04/01/28		702	736,187
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)		170	172,763

			7,417,301

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance — 1.1%
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	$140,011
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(c)(f)	USD	924	911,147
Muthoot Finance Ltd.
6.13%, 10/31/22(c)		481	496,723
4.40%, 09/02/23		200	201,600
Navient Corp.
7.25%, 09/25/23(f)		153	166,388
6.13%, 03/25/24		105	110,906
5.88%, 10/25/24		76	79,928
6.75%, 06/15/26		40	43,200
5.00%, 03/15/27		335	337,512
OneMain Finance Corp.
6.13%, 05/15/22		85	88,931
6.88%, 03/15/25		263	298,834
7.13%, 03/15/26		295	344,781
6.63%, 01/15/28		262	298,025
5.38%, 11/15/29		39	42,062
Sabre GLBL, Inc.(c)
9.25%, 04/15/25		311	371,645
7.38%, 09/01/25		336	365,820
Shift4 Payments Inc., 0.00%, 12/15/25(c)(k)(l)		446	626,095
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		428	446,190
Verscend Escrow Corp., 9.75%, 08/15/26(c)(f)		1,936	2,061,859

			7,431,657

Containers & Packaging — 0.5%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	551,475
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		258	267,804
Graphic Packaging International LLC(c)
4.75%, 07/15/27		104	113,230
3.50%, 03/15/28		22	21,881
3.50%, 03/01/29		78	77,259
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(c)		210	216,649
Intertape Polymer Group, Inc., 7.00%, 10/15/26(c)		237	248,554
Klabin Austria GmbH, 3.20%, 01/12/31(c)		315	298,364
LABL Escrow Issuer LLC(c)
6.75%, 07/15/26		414	446,085
10.50%, 07/15/27		460	506,589
Sealed Air Corp.(c)
5.13%, 12/01/24		54	58,792
4.00%, 12/01/27		92	96,370
6.88%, 07/15/33		44	54,890
Suzano Austria GmbH, 3.75%, 01/15/31		200	204,000

			3,161,942

Diversified Consumer Services — 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(f)
6.63%, 07/15/26		2,705	2,860,537
9.75%, 07/15/27		985	1,081,038
Ascend Learning LLC, 6.88%, 08/01/25		1,197	1,226,925
Garda World Security Corp.(c)
4.63%, 02/15/27		394	394,000
9.50%, 11/01/27(f)		244	269,010
Graham Holdings Co., 5.75%, 06/01/26(c)		135	141,075
Laureate Education, Inc., 8.25%, 05/01/25(c)(n)		52	54,204

Security		Par (000)	Value

Diversified Consumer Services (continued)
Rekeep SpA, 7.25%, 02/01/26	EUR	100	$128,190
Service Corp. International
5.13%, 06/01/29	USD	107	115,516
3.38%, 08/15/30		341	329,918
Sotheby’s, 7.38%, 10/15/27(c)		537	578,778

			7,179,191

Diversified Financial Services — 2.0%
Alfa SAB de CV, 6.88%, 03/25/44		239	302,610
Ally Financial, Inc., 8.00%, 11/01/31(f)		1,832	2,576,626
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	139,183
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)	USD	262	251,438
Barclays PLC, 5.20%, 05/12/26		200	226,890
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(b)(c)(m)		1,750	1,776,250
Central Garden & Pet Co.
4.13%, 10/15/30		240	247,553
4.13%, 04/30/31(c)		249	247,755
Citigroup, Inc.(b)(m)
(5 year CMT + 3.42%), 3.88%(f)		2,000	2,002,500
Series W, (5 year CMT + 3.60%), 4.00%		200	202,560
Credit Suisse Group AG, (5 year CMT + 3.55%), 4.50%(b)(c)(m)		250	238,750
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	143,281
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(g)	USD	275	274,209
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(f)(m)		900	967,545
HSBC Holdings PLC
4.38%, 11/23/26(f)		370	415,269
(5 year CMT + 3.25%), 4.70%(b)(m)		465	466,432
(5 year CMT + 3.65%), 4.60%(b)(m)		200	203,000
Intrum AB, 3.00%, 09/15/27	EUR	100	117,660
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)(f)
5.25%, 03/15/22	USD	27	27,101
4.25%, 02/01/27		408	400,562
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(b)(f)(m)		515	586,781
Manappuram Finance Ltd., 5.90%, 01/13/23		200	204,412
Operadora de Servicios Mega SA de CV Sofom ER,
8.25%, 02/11/25(c)		501	480,115
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		320	326,760
5.10%, 07/16/23		200	201,725
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		153	161,798
5.50%, 07/15/30		198	213,592
3.88%, 03/15/31		125	122,500
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(m)		210	209,215
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(c)		365	379,144

			14,113,216

Diversified Telecommunication Services — 3.3%
AT&T, Inc.(f)
4.65%, 06/01/44		111	123,810
4.85%, 07/15/45		389	451,196
4.75%, 05/15/46		2,545	2,920,505

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Axtel SAB de CV, 6.38%, 11/14/24(c)	USD	454	$473,125
Cincinnati Bell, Inc.(c)
7.00%, 07/15/24(f)		191	197,208
8.00%, 10/15/25		85	90,100
Consolidated Communications, Inc., 6.50%, 10/01/28(c)(f)		840	904,974
Frontier Communications Corp.(c)
5.88%, 10/15/27(f)		592	629,000
5.00%, 05/01/28		1,094	1,117,247
6.75%, 05/01/29		587	618,381
Level 3 Financing, Inc.
5.38%, 05/01/25		146	149,212
4.63%, 09/15/27(c)		127	130,969
4.25%, 07/01/28(c)(f)		451	454,432
3.75%, 07/15/29(c)		321	312,975
Lumen Technologies, Inc.
5.13%, 12/15/26(c)(f)		639	670,151
4.00%, 02/15/27(c)		456	464,609
4.50%, 01/15/29(c)(f)		717	706,245
Series P, 7.60%, 09/15/39		276	316,602
Series U, 7.65%, 03/15/42		411	468,540
Series W, 6.75%, 12/01/23(f)		620	684,325
Series Y, 7.50%, 04/01/24(f)		715	799,513
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 4.00%, 07/27/25(g)		398	416,109
SoftBank Group Corp.
4.50%, 04/20/25	EUR	100	131,702
(5 year USD ICE Swap + 4.23%), 6.00%(b)(m)	USD	200	203,000
Sprint Capital Corp.(f)
6.88%, 11/15/28		1,652	2,081,565
8.75%, 03/15/32		729	1,080,743
Switch Ltd., 3.75%, 09/15/28(c)		445	442,775
Telecom Italia Capital SA
6.38%, 11/15/33		191	224,421
6.00%, 09/30/34		569	640,438
7.20%, 07/18/36		137	169,761
7.72%, 06/04/38		71	93,010
Telecom Italia SpA
4.00%, 04/11/24	EUR	100	129,856
5.30%, 05/30/24(c)(f)	USD	202	220,624
2.75%, 04/15/25	EUR	100	126,566
1.63%, 01/18/29		100	118,035
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)	USD	449	447,316
Verizon Communications, Inc., 3.70%, 03/22/61(f)		1,250	1,264,410
Zayo Group Holdings, Inc.(c)(f)
4.00%, 03/01/27		1,092	1,084,356
6.13%, 03/01/28		1,542	1,586,332

			23,144,138

Education — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	207,500

Electric Utilities — 1.1%
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,779,920
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		309	310,893
Enel Finance International NV, 3.63%, 05/25/27(c)(f)		1,250	1,361,524
Energuate Trust, 5.88%, 05/03/27(c)(f)		375	394,687

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Corp.
2.65%, 03/01/30	USD	33	$32,258
Series B, 4.40%, 07/15/27		173	189,435
Series B, 2.25%, 09/01/30		27	25,448
Series C, 5.35%, 07/15/47		661	766,760
Series C, 3.40%, 03/01/50		197	181,732
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		436	528,278
4.55%, 04/01/49		206	229,687
NextEra Energy Operating Partners LP(c)
4.25%, 07/15/24		205	217,300
4.25%, 09/15/24		11	11,619
Oryx Funding Ltd., 5.80%, 02/03/31(c)		200	211,700
Pike Corp., 5.50%, 09/01/28(c)		220	226,600
Public Power Corp., 3.88%, 03/30/26	EUR	100	123,976
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(f)	USD	750	1,024,193

			7,616,010

Electrical Equipment(c) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		490	513,010
GrafTech Finance, Inc., 4.63%, 12/15/28		176	180,953

			693,963

Electronic Equipment, Instruments & Components — 0.6%
BWX Technologies, Inc.(c)
5.38%, 07/15/26		470	484,946
4.13%, 04/15/29		221	227,078
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		404	400,465
Corning, Inc., 4.38%, 11/15/57(f)		1,915	2,117,753
Energizer Holdings, Inc., 4.38%, 03/31/29(c)		24	23,820
Imola Merger Corp., 4.75%, 05/15/29(c)		785	815,379
Xerox Corp., 4.80%, 03/01/35		240	237,600

			4,307,041

Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		202	214,878
6.25%, 04/01/28(f)		1,057	1,104,994
CGG SA, 7.75%, 04/01/27	EUR	100	119,403
ChampionX Corp., 6.38%, 05/01/26(n)	USD	227	237,783
Pioneer Energy Services Corp.(a)(c)(g)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		363	363,249
(5.00% PIK), 5.00%, 11/15/25(k)		260	259,856
TechnipFMC PLC, 6.50%, 02/01/26(c)		409	436,643
USA Compression Partners LP/USA Compression Finance Corp.(f)
6.88%, 04/01/26		305	319,850
6.88%, 09/01/27		947	996,433

			4,053,089

Environmental, Maintenance, & Security Service — 0.5%
Clean Harbors, Inc.(c)(f)
4.88%, 07/15/27		297	309,251
5.13%, 07/15/29		205	220,965
Covanta Holding Corp., 5.00%, 09/01/30		179	183,699
GFL Environmental, Inc.(c)
3.75%, 08/01/25		346	352,055
5.13%, 12/15/26		386	404,335
8.50%, 05/01/27		278	304,410
4.00%, 08/01/28		447	427,752
3.50%, 09/01/28		259	249,352

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Stericycle, Inc., 3.88%, 01/15/29(c)	USD	210	$209,475
Tervita Corp., 11.00%, 12/01/25(c)		245	277,463
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		627	639,540

			3,578,297

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(c)		223	232,544
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		284	281,170
Iron Mountain, Inc.(c)
5.25%, 07/15/30		422	438,353
5.63%, 07/15/32(f)		566	596,813
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		232	242,991
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(f)		1,312	1,414,625
4.50%, 09/01/26(f)		665	702,406
5.75%, 02/01/27		32	35,690
4.50%, 01/15/28		402	419,085
3.88%, 02/15/29(c)		402	406,997
MPT Operating Partnership LP/MPT Finance Corp.(f)
5.00%, 10/15/27		68	71,570
4.63%, 08/01/29		462	489,142
3.50%, 03/15/31		1,168	1,165,337
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(f)		971	999,276
4.50%, 02/15/29(c)		227	224,657
Starwood Property Trust, Inc., 5.00%, 12/15/21(f)		278	280,641
Trust Fibra Uno
5.25%, 01/30/26(c)		235	265,430
6.95%, 01/30/44		1,738	2,070,175

			10,336,902

Food & Staples Retailing — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25.		15	15,469
3.25%, 03/15/26(c)(f)		756	755,456
7.50%, 03/15/26(c)(f)		127	139,700
4.63%, 01/15/27(c)(f)		972	1,010,880
5.88%, 02/15/28(c)		377	401,505
4.88%, 02/15/30(c)		182	189,487
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	100	138,461
BRF GmbH, 4.35%, 09/29/26	USD	200	206,000
Casino Guichard Perrachon SA, 5.25%, 04/15/27	EUR	100	121,878
Cydsa SAB de CV, 6.25%, 10/04/27(c)(f)	USD	914	953,016
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24.		200	207,850
Kraft Heinz Foods Co.
4.25%, 03/01/31(f)		963	1,061,884
5.00%, 07/15/35		165	192,705
6.88%, 01/26/39		306	419,962
4.63%, 10/01/39		138	154,154
6.50%, 02/09/40		205	270,933
5.00%, 06/04/42		163	188,256
5.20%, 07/15/45		356	421,188
4.38%, 06/01/46		529	566,931
4.88%, 10/01/49(f)		1,182	1,356,326
5.50%, 06/01/50(f)		1,584	1,967,893

Security		Par (000)	Value

Food & Staples Retailing (continued)
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(c)	USD	289	$318,622
Picard Groupe SAS, (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(b)	EUR	100	120,166
Post Holdings, Inc.(c) 5.75%, 03/01/27	USD	120	125,700
5.63%, 01/15/28		86	90,623
5.50%, 12/15/29		152	163,636
4.63%, 04/15/30		224	226,240
4.50%, 09/15/31		177	175,726
U.S. Foods, Inc., 4.75%, 02/15/29(c)		384	387,360

			12,348,007

Food Products — 0.6%
Aramark Services, Inc.
5.00%, 04/01/25(c)		347	356,109
4.75%, 06/01/26		252	257,985
5.00%, 02/01/28(c)(f)		828	866,295
Chobani LLC/Chobani Finance Corp., Inc.(c)
7.50%, 04/15/25(f)		656	681,420
4.63%, 11/15/28		311	320,330
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		290	318,246
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(c)		565	634,218
MHP Lux SA, 6.25%, 09/19/29(c)(f)		600	577,050
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(c)		364	366,806

			4,378,459

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(c)		170	173,237

Health Care Equipment & Supplies(c) — 0.4%
Avantor Funding, Inc., 4.63%, 07/15/28(f)		1,279	1,339,752
Hologic, Inc., 3.25%, 02/15/29		112	110,040
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28		1,304	1,430,488

			2,880,280

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)		223	230,526
AdaptHealth LLC(c)
6.13%, 08/01/28		194	203,700
4.63%, 08/01/29		130	129,273
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		681	736,331
Anthem, Inc., 2.75%, 10/15/42(k)		163	863,802
Centene Corp.
4.25%, 12/15/27		623	652,973
4.63%, 12/15/29(f)		1,961	2,122,782
3.00%, 10/15/30		580	575,650
2.50%, 03/01/31(f)		1,043	997,202
CHS/Community Health Systems, Inc.(c)
8.13%, 06/30/24		272	283,900
6.63%, 02/15/25(f)		879	926,246
8.00%, 03/15/26(f)		1,861	2,005,227
5.63%, 03/15/27(f)		790	837,400
6.00%, 01/15/29(f)		664	698,970
DaVita, Inc., 4.63%, 06/01/30(c)		195	197,438
Encompass Health Corp.
4.75%, 02/01/30		306	321,300

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Encompass Health Corp. (continued)
4.63%, 04/01/31	USD	133	$140,980
HCA, Inc. 5.38%, 02/01/25(f)		1,193	1,329,515
5.38%, 09/01/26(f)		229	259,997
5.63%, 09/01/28(f)		552	643,770
5.88%, 02/01/29		221	260,780
3.50%, 09/01/30(f)		1,215	1,248,838
Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)		124	124,000
LifePoint Health, Inc., 5.38%, 01/15/29(c)		569	569,114
ModivCare, Inc., 5.88%, 11/15/25(c)		91	96,688
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		195	200,362
3.88%, 11/15/30		390	401,700
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)		686	775,426
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		400	430,272
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)		129	139,320
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25(f)		782	792,752
10.00%, 04/15/27		848	929,880
Teleflex, Inc.
4.88%, 06/01/26		284	291,157
4.63%, 11/15/27		72	76,571
4.25%, 06/01/28(c)		325	335,562
Tenet Healthcare Corp.
4.63%, 07/15/24(f)		254	257,835
4.63%, 09/01/24(c)		433	445,990
7.50%, 04/01/25(c)		166	178,865
4.88%, 01/01/26(c)(f)		1,627	1,690,453
6.25%, 02/01/27(c)(f)		165	173,044
5.13%, 11/01/27(c)(f)		839	879,943
6.13%, 10/01/28(c)		550	580,250
UnitedHealth Group, Inc., 4.38%, 03/15/42(f)		750	899,556
Vizient, Inc., 6.25%, 05/15/27(c)		483	511,613

			26,446,953

Health Care Technology — 0.6%
CAB SELAS, 3.38%, 02/01/28	EUR	100	119,575
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(c)	USD	341	356,771
2.38%, 03/01/28	EUR	124	148,549
3.13%, 02/15/29(c)	USD	230	222,525
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc., 5.75%, 03/01/25(c)(f)		810	823,163
Charles River Laboratories International, Inc.(c)
3.75%, 03/15/29		44	44,770
4.00%, 03/15/31		125	128,750
IQVIA, Inc.(c)
5.00%, 10/15/26		548	566,559
5.00%, 05/15/27(f)		717	750,161
Mednax, Inc., 6.25%, 01/15/27(c)		323	342,380
Syneos Health, Inc., 3.63%, 01/15/29(c)(f)		600	586,500
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(b)	EUR	100	121,337

			4,211,040

Hotels, Restaurants & Leisure — 3.0%
1011778 BC ULC/New Red Finance, Inc (c)
4.25%, 05/15/24(f)	USD	14	14,175
3.88%, 01/15/28		463	468,787

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
1011778 BC ULC/New Red Finance, Inc.(c) (continued)
4.38%, 01/15/28	USD	157	$158,963
Accor SA, (5 year EUR Swap + 4.56%), 4.38%(b)(m)	EUR	100	124,733
Affinity Gaming, 6.88%, 12/15/27(c)	USD	43	45,645
Boyd Gaming Corp.
8.63%, 06/01/25(c)		124	137,293
6.38%, 04/01/26		66	68,145
6.00%, 08/15/26		133	137,988
Boyne USA, Inc., 4.75%, 05/15/29(c)		271	278,452
Caesars Entertainment, Inc.(c)(f)
6.25%, 07/01/25		1,961	2,084,935
8.13%, 07/01/27		1,826	2,029,015
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)(f)		623	652,667
Champion Path Holdings Ltd.
4.50%, 01/27/26		250	261,562
4.85%, 01/27/28		200	210,038
Churchill Downs, Inc.(c)
5.50%, 04/01/27(f)		713	740,140
4.75%, 01/15/28		321	329,827
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR	100	116,919
Fortune Star BVI Ltd.
5.95%, 01/29/23	USD	200	204,163
6.75%, 07/02/23		250	261,063
6.85%, 07/02/24		362	383,267
5.95%, 10/19/25		400	416,700
5.05%, 01/27/27		200	199,100
Gamma Bidco SpA, 6.25%, 07/15/25	EUR	100	125,769
Golden Nugget, Inc., 6.75%, 10/15/24(c)(f)	USD	1,273	1,288,912
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30(f)		1,033	1,101,457
4.00%, 05/01/31(c)		306	309,060
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	255,533
InterContinental Hotels Group PLC, 3.38%, 10/08/28	GBP	100	148,845
International Game Technology PLC, 3.50%, 06/15/26	EUR	100	123,235
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(c)(f)	USD	406	417,372
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		48	50,160
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	260,750
Merlin Entertainments PLC, 5.75%, 06/15/26(c)		200	211,000
MGM China Holdings Ltd., 5.88%, 05/15/26		250	263,328
MGM Resorts International
7.75%, 03/15/22(f)		438	460,299
6.00%, 03/15/23		494	528,580
5.75%, 06/15/25		35	38,544
Midwest Gaming Borrower LLC, 4.88%, 05/01/29(c)		331	330,897
Powdr Corp., 6.00%, 08/01/25(c)		512	538,880
Scientific Games International, Inc.
5.00%, 10/15/25(c)(f)		461	475,982
3.38%, 02/15/26	EUR	300	360,675
8.25%, 03/15/26(c)(f)	USD	692	745,630
7.00%, 05/15/28(c)		190	204,250
7.25%, 11/15/29(c)		213	234,283
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25.	GBP	100	145,898

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD	204	$210,569
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		268	283,075
Wynn Macau Ltd.
5.50%, 01/15/26		200	209,250
5.50%, 10/01/27		200	208,788
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)(f)		1,222	1,263,157
Yum! Brands, Inc.
3.88%, 11/01/23		110	115,363
7.75%, 04/01/25(c)		338	369,265
4.75%, 01/15/30(c)		159	170,130
3.63%, 03/15/31		123	121,402
5.35%, 11/01/43		85	87,975

			20,981,890

Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(c)		539	538,326
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		27	28,823
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)		624	725,127
Forestar Group, Inc., 3.85%, 05/15/26(c)		133	134,390
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		398	429,840
Lennar Corp., 4.75%, 05/30/25		7	7,873
Mattamy Group Corp., 4.63%, 03/01/30(c)		306	309,060
Meritage Homes Corp., 5.13%, 06/06/27		57	63,840
NCR Corp.(c)
5.75%, 09/01/27		259	273,569
5.00%, 10/01/28		143	147,290
5.13%, 04/15/29		237	243,814
6.13%, 09/01/29		93	101,137
5.25%, 10/01/30		145	150,075
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		287	325,745
5.13%, 08/01/30		75	82,609
Tempur Sealy International, Inc.
5.50%, 06/15/26(f)		191	196,814
4.00%, 04/15/29(c)		347	351,452

			4,109,784

Household Products — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(c)		94	94,822

Independent Power and Renewable Electricity Producers — 1.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24		200	220,600
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	211,787
Calpine Corp.(c)
5.25%, 06/01/26(f)		439	450,655
4.50%, 02/15/28(f)		597	603,388
5.13%, 03/15/28(f)		1,554	1,579,361
4.63%, 02/01/29		308	303,380
5.00%, 02/01/31		294	289,590
3.75%, 03/01/31		7	6,684
Clearway Energy Operating LLC, 4.75%, 03/15/28(c)		55	57,593
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(c)		250	253,375
Greenko Dutch BV, 3.85%, 03/29/26		200	202,688
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	206,250
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		200	214,600

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
India Green Energy Holdings
5.38%, 04/29/24(c)	USD	325	$338,812
5.38%, 04/29/24		250	260,625
Investment Energy Resources Ltd., 6.25%, 04/26/29(c)		230	244,605
NRG Energy, Inc.
6.63%, 01/15/27(f)		989	1,030,736
5.25%, 06/15/29(c)(f)		347	371,724
3.63%, 02/15/31(c)		393	385,023
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	211,163
ReNew Power Synthetic, 6.67%, 03/12/24		200	209,538
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		179	186,384

			7,838,561

Insurance — 1.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)(f)
4.25%, 10/15/27		1,472	1,490,400
6.75%, 10/15/27		1,994	2,093,700
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)(f)		2,000	2,149,000
AmWINS Group, Inc., 7.75%, 07/01/26(c)		154	163,432
Aon PLC, 3.88%, 12/15/25(f)		1,280	1,421,955
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(b)(m)		310	333,355
AssuredPartners, Inc., 5.63%, 01/15/29(c)		345	349,737
BroadStreet Partners, Inc., 5.88%, 04/15/29(c)		244	247,709
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		403	429,195
HUB International Ltd., 7.00%, 05/01/26(c)(f)		1,322	1,369,685
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(b)(c)(f)		690	749,036
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(f)		700	805,155
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	127,162
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(b)(f)	USD	1,090	1,169,025

			12,898,546

Interactive Media & Services — 0.7%
21Vianet Group, Inc., 7.88%, 10/15/21		400	403,450
Arches Buyer, Inc., 4.25%, 06/01/28(c)		143	142,464
Cablevision Lightpath LLC(c)
3.88%, 09/15/27		218	215,002
5.63%, 09/15/28		401	411,025
Netflix, Inc.
4.88%, 04/15/28		89	102,461
5.88%, 11/15/28(f)		877	1,067,068
6.38%, 05/15/29		43	53,965
5.38%, 11/15/29(c)(f)		743	882,312
3.63%, 06/15/30	EUR	100	143,716
4.88%, 06/15/30(c)(f)	USD	375	435,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(c)		313	312,984
Twitter, Inc., 3.88%, 12/15/27(c)		230	242,075
United Group BV
4.88%, 07/01/24	EUR	100	121,911
4.00%, 11/15/27		100	119,023

			4,652,456

Internet Software & Services — 1.2%
Airbnb, Inc., 0.00%, 03/15/26(c)(k)(l)	USD	724	716,478
ANGI Group LLC, 3.88%, 08/15/28(c)		340	337,875

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Booking Holdings, Inc., 0.75%, 05/01/25(c)(k)	USD	870	$1,315,440
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		359	375,604
3.50%, 03/01/29		159	154,837
Match Group Holdings II LLC(c)
5.63%, 02/15/29		209	225,720
4.13%, 08/01/30		262	262,982
Uber Technologies, Inc.(c)
7.50%, 05/15/25		13	14,056
0.00%, 12/15/25(k)(l)		2,019	2,117,986
8.00%, 11/01/26(f)		843	912,295
7.50%, 09/15/27(f)		1,072	1,182,169
6.25%, 01/15/28		260	282,467
Zillow Group, Inc., 1.38%, 09/01/26(k)		70	210,308

			8,108,217

IT Services — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		183	186,203
Austin BidCo, Inc., 7.13%, 12/15/28(c)		93	94,395
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)(f)		1,939	2,062,611
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(c)		468	466,830
Camelot Finance SA, 4.50%, 11/01/26(c)(f)		524	542,340
Castle US Holding Corp., 9.50%, 02/15/28(c)		390	401,497
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	100	125,815
Dun & Bradstreet Corp.(c)
6.88%, 08/15/26(f)	USD	555	590,381
10.25%, 02/15/27		388	430,195
Fair Isaac Corp., 4.00%, 06/15/28(c)		207	209,846
Gartner, Inc., 3.75%, 10/01/30(c)		549	550,373
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)		562	573,735
Science Applications International Corp., 4.88%, 04/01/28(c)		332	342,375
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)(f)		1,198	1,220,115
Twilio, Inc., 3.88%, 03/15/31		162	166,253
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		322	317,975

			8,280,939

Leisure Products — 0.2%
Mattel, Inc.
6.75%, 12/31/25(c)(f)		786	825,693
5.88%, 12/15/27(c)		358	393,353
3.75%, 04/01/29(c)		131	134,251
6.20%, 10/01/40		167	202,905
5.45%, 11/01/41		85	96,926

			1,653,128

Machinery — 0.8%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		139	140,042
Colfax Corp., 6.38%, 02/15/26(c)		145	153,700
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(g)		587	639,830
Mueller Water Products, Inc., 5.50%, 06/15/26(c)		345	356,467
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)(f)		607	620,530
Renk AG/Frankfurt am Main, 5.75%, 07/15/25	EUR	100	125,701
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	197	211,775
Terex Corp., 5.00%, 05/15/29(c)		381	396,240

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(f)	USD	1,065	$1,106,269
TK Elevator Midco GmbH, 4.38%, 07/15/27	EUR	100	126,239
Vertical Holdco GmbH, 7.63%, 07/15/28(c)	USD	616	671,440
Vertical US Newco, Inc., 5.25%, 07/15/27(c)(f)		908	950,567

			5,498,800

Media — 8.5%
Altice Financing SA
7.50%, 05/15/26(c)(f)		1,049	1,089,859
3.00%, 01/15/28	EUR	100	115,867
5.00%, 01/15/28(c)	USD	462	455,647
Altice France Holding SA (c)
10.50%, 05/15/27(f)		1,864	2,099,721
6.00%, 02/15/28		497	493,173
AMC Networks, Inc.
5.00%, 04/01/24		16	16,216
4.75%, 08/01/25		331	340,930
4.25%, 02/15/29		157	155,038
Block Communications, Inc., 4.88%, 03/01/28(c)		168	170,940
Cable One, Inc.(c)
1.13%, 03/15/28(k)		1,312	1,296,876
4.00%, 11/15/30		228	224,580
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
5.13%, 05/01/27(f)		861	901,092
5.88%, 05/01/27		54	55,738
5.00%, 02/01/28(f)		116	121,220
5.38%, 06/01/29(f)		658	714,239
4.75%, 03/01/30		169	176,394
4.50%, 08/15/30(f)		1,707	1,736,685
4.25%, 02/01/31(f)		902	902,000
4.50%, 05/01/32(f)		991	1,000,910
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(f)		3,000	3,968,500
Clear Channel International BV, 6.63%, 08/01/25(c)		507	529,815
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(c)		621	639,357
Clear Channel Worldwide Holdings, Inc.(f)
9.25%, 02/15/24		767	800,556
5.13%, 08/15/27(c)		2,277	2,311,155
Comcast Corp., 4.60%, 08/15/45(f)		1,750	2,145,024
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)(f)		2,548	2,660,749
CSC Holdings LLC
5.25%, 06/01/24		633	685,222
6.50%, 02/01/29(c)		368	406,640
5.75%, 01/15/30(c)		855	908,972
4.63%, 12/01/30(c)(f)		1,321	1,291,277
3.38%, 02/15/31(c)		200	187,350
4.50%, 11/15/31(c)(j)		598	598,000
5.00%, 11/15/31(c)(j)		334	334,626
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(c)(f)		710	518,300
Discovery Communications LLC, 4.95%, 05/15/42(f)		400	462,648
DISH DBS Corp.(f)
5.88%, 07/15/22		999	1,045,953
5.00%, 03/15/23		303	317,126
7.75%, 07/01/26		1,391	1,603,127
DISH Network Corp.(k) 2.38%, 03/15/24		328	319,390

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
DISH Network Corp.(k) (continued)
3.38%, 08/15/26	USD	1,178	$1,239,845
Entercom Media Corp., 6.50%, 05/01/27(c)		338	346,450
GCI LLC, 4.75%, 10/15/28(c)		115	118,450
Hughes Satellite Systems Corp., 5.25%, 08/01/26(f)		217	238,917
iHeartCommunications, Inc.
6.38%, 05/01/26		192	204,345
8.38%, 05/01/27		45	48,285
5.25%, 08/15/27(c)		213	220,455
4.75%, 01/15/28(c)		96	98,880
Lamar Media Corp., 4.00%, 02/15/30		163	164,630
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27		200	215,000
5.13%, 07/15/29		670	687,380
Liberty Broadband Corp.(c)(k)
1.25%, 09/30/50		642	635,901
2.75%, 09/30/50		1,054	1,084,692
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(g)		419	412,715
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(c)		400	421,875
Live Nation Entertainment, Inc.
2.50%, 03/15/23(k)		604	812,018
4.88%, 11/01/24(c)		40	40,750
2.00%, 02/15/25(k)		1,094	1,200,665
6.50%, 05/15/27(c)(f)		1,411	1,559,155
4.75%, 10/15/27(c)		331	333,998
3.75%, 01/15/28(c)		245	244,106
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	200	244,826
Meredith Corp., 6.88%, 02/01/26	USD	55	56,444
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)		209	218,280
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(m)		250	265,594
News Corp., 3.88%, 05/15/29(c)		316	322,228
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		456	470,250
4.25%, 01/15/29		154	153,001
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	100	140,522
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(c)	USD	298	300,607
Radiate Holdco LLC/Radiate Finance, Inc.(c)(f)
4.50%, 09/15/26		786	799,755
6.50%, 09/15/28		2,133	2,220,581
Sable International Finance Ltd.
5.75%, 09/07/27		527	552,691
5.75%, 09/07/27(c)		200	209,750
Scripps Escrow II, Inc.(c)
3.88%, 01/15/29		114	113,297
5.38%, 01/15/31		220	223,025
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)		376	366,600
Sirius XM Radio, Inc.(c)
4.63%, 07/15/24		7	7,184
5.50%, 07/01/29		563	608,392
4.13%, 07/01/30(f)		630	630,000
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	124,868
TEGNA, Inc., 5.50%, 09/15/24(c)	USD	33	33,683
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		400	423,600

Security		Par (000)	Value

Media (continued)
Telesat Canada/Telesat LLC(c)
4.88%, 06/01/27	USD	419	$408,525
6.50%, 10/15/27		40	39,300
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)(f)		1,056	1,147,080
Univision Communications, Inc., 5.13%, 02/15/25(c)		110	111,788
UPC Broadband Finco BV, 4.88%, 07/15/31(c)		574	572,037
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	123,286
ViacomCBS, Inc., 5.85%, 09/01/43(f)	USD	645	825,284
Videotron Ltd., 5.13%, 04/15/27(c)(f)		345	364,406
Virgin Media Secured Finance PLC(c)
5.50%, 05/15/29		400	427,700
4.50%, 08/15/30(f)		399	400,805
VTR Comunicaciones SpA, 4.38%, 04/15/29(c)		290	292,447
Ziggo Bond Co. BV(c)
6.00%, 01/15/27(f)		638	666,710
5.13%, 02/28/30		295	302,139
Ziggo BV(c)
5.50%, 01/15/27(f)		313	325,545
4.88%, 01/15/30		217	223,015

			58,844,669

Metals & Mining — 2.3%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		450	487,491
Allegheny Technologies, Inc., 7.88%, 08/15/23		151	164,401
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	207,480
Arconic Corp.(c)
6.00%, 05/15/25		361	385,368
6.13%, 02/15/28		443	470,687
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(f)		250	292,590
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)(f)		1,542	1,665,360
Constellium SE(c)
5.75%, 05/15/24		256	257,590
5.88%, 02/15/26(f)		1,443	1,486,290
3.75%, 04/15/29		895	875,981
Freeport-McMoRan, Inc.
4.38%, 08/01/28		366	390,248
5.45%, 03/15/43		1,295	1,581,130
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(c)		254	276,352
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)(f)		362	368,226
HTA Group Ltd., 7.00%, 12/18/25(c)		410	436,343
JSW Steel Ltd., 5.95%, 04/18/24		200	213,850
Kaiser Aluminum Corp., 4.63%, 03/01/28(c)		115	118,163
New Gold, Inc., 7.50%, 07/15/27(c)(f)		900	976,500
Nexa Resources SA, 5.38%, 05/04/27(c)(f)		657	697,077
Novelis Corp.(c)
5.88%, 09/30/26		413	430,837
4.75%, 01/30/30		1,077	1,120,080
Periama Holdings LLC, 5.95%, 04/19/26		276	294,147
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(f)		400	501,215
thyssenkrupp AG
1.88%, 03/06/23	EUR	43	51,748
2.88%, 02/22/24		100	122,616
Usiminas International Sarl, 5.88%, 07/18/26(c)	USD	200	214,788
Vale Overseas Ltd.
6.25%, 08/10/26(f)		425	507,689
3.75%, 07/08/30		295	309,049

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Vedanta Resources Finance II PLC 8.00%, 04/23/23	USD	313	$300,832
13.88%, 01/21/24		200	219,350
8.95%, 03/11/25(c)		320	315,520

			15,738,998

Multi-line Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25		200	159,537
InRetail Consumer, 3.25%, 03/22/28(c)		200	190,330
Marks & Spencer PLC, 4.50%, 07/10/27	GBP	100	147,062
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)	USD	506	517,577

			1,014,506

Offshore Drilling & Other Services(c) — 0.1%
Entegris, Inc. 4.63%, 02/10/26		225	232,805
3.63%, 05/01/29		124	125,860

			358,665

Oil, Gas & Consumable Fuels — 12.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)(f)		1,054	1,120,476
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
7.88%, 05/15/26		259	282,310
5.75%, 03/01/27		177	178,991
5.75%, 01/15/28		75	76,426
Antero Resources Corp., 7.63%, 02/01/29(c)		480	520,536
Apache Corp. 4.88%, 11/15/27		274	289,207
4.38%, 10/15/28		29	29,579
4.25%, 01/15/30		308	309,096
5.10%, 09/01/40		598	613,025
5.25%, 02/01/42		114	118,024
4.75%, 04/15/43(f)		818	812,274
Arcosa, Inc., 4.38%, 04/15/29(c)		477	487,833
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(c)(f)		728	944,580
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(l)		358	261,041
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(c)		218	235,658
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)(f)		514	524,280
Buckeye Partners LP 4.13%, 03/01/25(c)		345	353,625
4.50%, 03/01/28(c)		433	433,541
5.85%, 11/15/43		182	179,157
5.60%, 10/15/44		232	222,720
Callon Petroleum Co., 9.00%, 04/01/25(c)		1,110	1,151,625
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(k)	EUR	100	115,226
Cenovus Energy, Inc., 5.40%, 06/15/47	USD	104	118,278
Centennial Resource Production LLC 6.88%, 04/01/27(c)		342	322,328
3.25%, 04/01/28(k)		1,077	1,051,475
Cheniere Energy Partners LP 5.63%, 10/01/26		323	336,727
4.50%, 10/01/29		655	683,656
4.00%, 03/01/31(c)		788	801,790
Cheniere Energy, Inc., 4.63%, 10/15/28(c)		1,759	1,834,021

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.(c) 5.50%, 02/01/26	USD	71	$74,905
5.88%, 02/01/29		222	239,205
Citgo Holding, Inc., 9.25%, 08/01/24(c)		407	419,210
CNX Resources Corp.(c) 2.25%, 05/01/26(k)		637	808,990
6.00%, 01/15/29		403	430,122
Colgate Energy Partners III LLC, 7.75%, 02/15/26(c)		342	345,420
Comstock Resources, Inc. 7.50%, 05/15/25(c)		117	120,841
9.75%, 08/15/26		344	374,024
6.75%, 03/01/29(c)		652	666,018
Continental Resources, Inc., 5.75%, 01/15/31(c)		345	400,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
5.63%, 05/01/27(f)		323	328,652
6.00%, 02/01/29		269	278,079
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(f)		2,078	2,150,730
DCP Midstream Operating LP(c)(f) 6.45%, 11/03/36		254	286,517
6.75%, 09/15/37		418	482,790
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(c)(f)		883	999,644
Dycom Industries, Inc., 4.50%, 04/15/29(c)		130	131,950
eG Global Finance PLC 6.75%, 02/07/25(c)		452	464,972
6.25%, 10/30/25	EUR	142	173,827
8.50%, 10/30/25(c)	USD	299	317,308
Enbridge, Inc.(b)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	2,021,796
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	760,939
Endeavor Energy Resources LP/EER Finance, Inc.(c) 6.63%, 07/15/25		32	34,080
5.50%, 01/30/26(f)		728	753,931
5.75%, 01/30/28		567	605,272
Energean Israel Finance Ltd., 4.88%, 03/30/26(c)		260	268,138
Energy Transfer LP 5.30%, 04/01/44(f)		895	946,737
6.13%, 12/15/45(f)		500	580,538
5.30%, 04/15/47(f)		350	372,174
5.40%, 10/01/47		212	230,419
EnLink Midstream LLC 5.63%, 01/15/28(c)		226	233,628
5.38%, 06/01/29		98	98,000
EnLink Midstream Partners LP 4.40%, 04/01/24		281	288,121
4.15%, 06/01/25		68	68,587
4.85%, 07/15/26		160	161,600
5.60%, 04/01/44		237	204,413
5.05%, 04/01/45		39	32,078
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)		420	425,252
EQM Midstream Partners LP 4.13%, 12/01/26		131	132,310
4.50%, 01/15/29(c)		312	309,660
4.75%, 01/15/31(c)		1,258	1,245,282
EQT Corp. 1.75%, 05/01/26(c)(k)		544	807,514

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp. (continued)
3.90%, 10/01/27	USD	197	$205,390
8.50%, 02/01/30		131	167,516
Genesis Energy LP/Genesis Energy Finance Corp. 5.63%, 06/15/24		204	204,000
6.50%, 10/01/25(f)		53	53,265
7.75%, 02/01/28		144	145,440
Geopark Ltd., 5.50%, 01/17/27(c)		215	220,187
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	186,600
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(c)		197	170,898
Harvest Midstream I LP, 7.50%, 09/01/28(c)		450	484,875
Hess Corp., 4.30%, 04/01/27(f)		750	831,925
Hess Midstream Operations LP, 5.63%, 02/15/26(c)		249	258,338
Hilcorp Energy I LP/Hilcorp Finance Co.(c) 5.75%, 02/01/29		394	400,895
6.00%, 02/01/31		187	192,610
Hilong Holding Ltd., 8.25%, 09/26/22(h)(i)		200	151,938
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	208,100
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,607	1,563,093
Independence Energy Finance LLC, 7.25%, 05/01/26(c)		452	453,130
Indigo Natural Resources LLC, 5.38%, 02/01/29(c)		583	578,627
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(f)		2,500	2,751,067
Leviathan Bond Ltd., 5.75%, 06/30/23(c)		438	457,833
Matador Resources Co., 5.88%, 09/15/26		1,308	1,304,730
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	256,922
MEG Energy Corp.(c) 6.50%, 01/15/25(f)		1,278	1,320,334
7.13%, 02/01/27		134	143,083
5.88%, 02/01/29		172	176,300
MPLX LP, 4.25%, 12/01/27		235	263,761
Murphy Oil Corp. 5.75%, 08/15/25		27	27,615
6.38%, 12/01/42		35	32,813
Murphy Oil USA, Inc., 4.75%, 09/15/29		171	179,550
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	202,800
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(c)		88	90,640
New Fortress Energy, Inc.(c) 6.75%, 09/15/25(f)		1,986	2,054,894
6.50%, 09/30/26		1,377	1,404,994
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)(f)		998	1,045,405
NGPL PipeCo LLC, 7.77%, 12/15/37(c)(f)		270	362,771
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)		611	627,937
NuStar Logistics LP 6.00%, 06/01/26		234	253,598
6.38%, 10/01/30		30	33,038
Occidental Petroleum Corp. 2.70%, 08/15/22		421	423,631
2.70%, 02/15/23		176	176,440
6.95%, 07/01/24		81	89,606
2.90%, 08/15/24		261	260,348
5.50%, 12/01/25		178	191,350
3.40%, 04/15/26		87	86,038
8.88%, 07/15/30		49	62,965
6.13%, 01/01/31		743	826,587
6.20%, 03/15/40		816	867,000

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued) 4.50%, 07/15/44(f)	USD	2,262		$2,018,835
4.63%, 06/15/45		43		38,915
4.10%, 02/15/47		490		407,925
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(c)(g)		—	(d)	110
Oil and Gas Holding Co., 7.63%, 11/07/24		273		304,531
OQ SAOC, 5.13%, 05/06/28(c)(j)		300		303,285
Ovintiv Exploration, Inc. 5.75%, 01/30/22		115		118,646
5.38%, 01/01/26		42		47,055
Ovintiv, Inc. 7.38%, 11/01/31		97		128,147
6.50%, 08/15/34		137		174,763
Parkland Corp., 4.50%, 10/01/29(c)		364		371,517
Parsley Energy LLC/Parsley Finance Corp.(c) 5.63%, 10/15/27		340		371,450
4.13%, 02/15/28		77		80,850
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(c)		611		640,022
PDC Energy, Inc. 1.13%, 09/15/21(k)		1,091		1,081,488
6.13%, 09/15/24		177		181,425
6.25%, 12/01/25		144		146,160
5.75%, 05/15/26		292		303,587
Pertamina Persero PT, 3.65%, 07/30/29		446		471,589
Petrobras Global Finance BV 5.30%, 01/27/25		200		221,538
8.75%, 05/23/26(f)		637		810,041
6.00%, 01/27/28(f)		152		171,380
5.60%, 01/03/31		674		727,077
Petroleos Mexicanos 6.50%, 03/13/27(f)		689		730,340
6.35%, 02/12/48		273		232,050
Pioneer Natural Resources Co., 0.25%, 05/15/25(c)(k)		729		1,105,893
Puma International Financing SA, 5.13%, 10/06/24(c)		483		490,094
Range Resources Corp, 9.25%, 02/01/26		79		86,748
Range Resources Corp. 5.88%, 07/01/22		57		57,428
5.00%, 08/15/22(f)		312		319,020
5.00%, 03/15/23		145		148,263
4.88%, 05/15/25		18		17,888
8.25%, 01/15/29(c)		268		290,718
Rattler Midstream LP, 5.63%, 07/15/25(c)		316		332,985
Saudi Arabian Oil Co., 2.25%, 11/24/30(c)(f)		745		717,901
Shell International Finance BV, 4.38%, 05/11/45(f)		450		531,826
SM Energy Co. 6.13%, 11/15/22		158		156,025
5.00%, 01/15/24		571		546,087
10.00%, 01/15/25(c)		1,129		1,284,237
5.63%, 06/01/25		11		10,505
6.75%, 09/15/26		18		17,415
6.63%, 01/15/27		27		26,089
Southwestern Energy Co. 4.10%, 03/15/22		272		274,040
7.50%, 04/01/26		70		74,039
8.38%, 09/15/28		271		297,753
Stoneway Capital Corp.(h)(i) 10.00%, 03/01/27(c)		940		253,399

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Stoneway Capital Corp.(h)(i) (continued) 10.00%, 03/01/27	USD	333	$89,800
Suncor Energy, Inc., 6.50%, 06/15/38(f)		800	1,089,255
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		75	78,866
5.88%, 03/15/28		147	155,453
4.50%, 05/15/29(c)		203	205,030
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 09/15/24(f)		378	385,087
7.50%, 10/01/25		235	256,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26(f)		312	326,820
5.38%, 02/01/27		2	2,076
6.50%, 07/15/27		258	280,575
5.00%, 01/15/28(f)		404	425,331
6.88%, 01/15/29(f)		673	755,442
5.50%, 03/01/30		489	528,898
4.88%, 02/01/31(c)		126	131,476
Teine Energy Ltd., 6.88%, 04/15/29(c)		224	226,796
Transocean, Inc., 11.50%, 01/30/27(c)		195	187,200
Vine Energy Holdings LLC, 6.75%, 04/15/29(c)		710	710,305
Viper Energy Partners LP, 5.38%, 11/01/27(c)		142	148,383
Vivo Energy Investments BV, 5.13%, 09/24/27(c)		549	585,646
Western Midstream Operating LP 5.45%, 04/01/44(f)		934	982,120
5.30%, 03/01/48		24	24,600
5.50%, 08/15/48		82	83,640
6.50%, 02/01/50(f)		959	1,085,099
Williams Cos, Inc., 4.50%, 11/15/23(f)		1,750	1,904,692

			84,702,662

Personal Products — 0.0%
Coty, Inc., 4.00%, 04/15/23	EUR	100	119,105

Pharmaceuticals — 2.4%
AbbVie, Inc.(f) 4.75%, 03/15/45	USD	500	596,515
4.45%, 05/14/46		1,000	1,158,678
Bausch Health Americas, Inc.(c) 9.25%, 04/01/26		61	67,570
8.50%, 01/31/27(f)		853	950,029
Bausch Health Cos., Inc.(c) 9.00%, 12/15/25		351	380,905
5.75%, 08/15/27		249	267,052
5.00%, 01/30/28		223	226,345
5.00%, 02/15/29		678	679,044
7.25%, 05/30/29(f)		664	735,772
5.25%, 01/30/30(f)		631	634,155
5.25%, 02/15/31		299	299,407
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27	EUR	100	121,127
CVS Health Corp., 5.05%, 03/25/48(f)	USD	1,110	1,364,959
Elanco Animal Health, Inc., 5.90%, 08/28/28		316	359,323
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(c) 9.50%, 07/31/27		1,050	1,113,000
6.00%, 06/30/28		380	288,800
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(c)		615	608,850
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(c)		962	1,049,061
Jazz Securities DAC, 4.38%, 01/15/29(c)		506	517,385

Security		Par (000)	Value

Pharmaceuticals (continued)
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	$124,452
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	120,683
Organon Finance 1 LLC(c) 4.13%, 04/30/28	USD	953	976,339
5.13%, 04/30/31		931	966,005
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)		283	300,687
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)(f)		1,044	1,098,810
Prestige Brands, Inc., 3.75%, 04/01/31(c)		190	182,387
Rossini Sarl, 6.75%, 10/30/25	EUR	166	210,799
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25.		100	130,993
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	216,625
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(f)		650	717,975

			16,463,732

Producer Durables: Miscellaneous — 0.0%
Oracle Corp., 3.60%, 04/01/50.		250	246,543

Real Estate Management & Development — 4.1%
Adler Group SA, 2.75%, 11/13/26	EUR	200	245,397
Agile Group Holdings Ltd. 5.75%, 01/02/25	USD	224	225,120
6.05%, 10/13/25		200	203,475
(5 year CMT + 11.08%), 7.75%(b)(m)		200	201,288
(5 year CMT + 11.29%), 7.88%(b)(m)		200	203,600
Arabian Centres Sukuk Ltd., 5.63%, 10/07/26(c)		525	539,273
Canary Wharf Group Investment Holdings PLC, 1.75%, 04/07/26	EUR	100	120,740
Central China Real Estate Ltd. 6.88%, 08/08/22	USD	200	198,500
7.65%, 08/27/23		245	236,961
CFLD Cayman Investment Ltd.(h)(i) 8.63%, 02/28/21		200	69,163
6.90%, 01/13/23		400	137,075
8.60%, 04/08/24		200	68,350
China Aoyuan Group Ltd. 7.50%, 05/10/21		200	199,920
5.38%, 09/13/22		200	197,636
7.95%, 02/19/23		450	460,547
6.35%, 02/08/24		435	431,737
5.98%, 08/18/25		200	189,000
China Evergrande Group 8.25%, 03/23/22		200	195,788
9.50%, 04/11/22		200	196,350
11.50%, 01/22/23		450	432,225
12.00%, 01/22/24		250	234,031
China SCE Group Holdings Ltd. 7.25%, 04/19/23		200	206,850
7.38%, 04/09/24		650	676,731
7.00%, 05/02/25		200	202,350
CIFI Holdings Group Co. Ltd. 6.55%, 03/28/24		200	210,850
6.45%, 11/07/24		200	211,475
6.00%, 07/16/25		400	422,200
5.95%, 10/20/25		200	211,475
5.25%, 05/13/26		215	219,743
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	126,252
Country Garden Holdings Co. Ltd. 6.50%, 04/08/24	USD	200	212,350
6.15%, 09/17/25		200	219,937

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd. (continued)
5.13%, 01/14/27	USD	200	$212,600
Easy Tactic Ltd.
9.13%, 07/28/22		400	403,700
5.88%, 02/13/23		200	187,100
8.13%, 02/27/23		200	193,663
8.63%, 02/27/24		200	188,288
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22		200	203,288
12.25%, 10/18/22		200	203,225
11.88%, 06/01/23		200	199,850
9.25%, 07/28/23		400	373,700
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(b)	EUR	100	119,951
Five Point Operating Co. LP/Five Point Capital
Corp., 7.88%, 11/15/25(c)(f)	USD	265	280,237
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	204,788
Greenland Global Investment Ltd., 5.60%, 11/13/22	.	200	183,350
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)		120	123,600
Heimstaden Bostad AB(b)(m)
(5 year EUR Swap + 3.15%), 2.63%	EUR	100	119,721
(5 year EUR Swap + 3.67%), 3.25%		100	124,783
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	400	408,575
Howard Hughes Corp.(c)
5.38%, 08/01/28		237	250,746
4.13%, 02/01/29		234	231,660
4.38%, 02/01/31		271	268,290
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		200	210,225
11.50%, 01/30/23		400	413,450
10.88%, 07/23/23		400	416,950
9.75%, 09/28/23		248	254,634
11.95%, 11/12/23		200	211,225
9.38%, 06/30/24		400	397,200
KWG Group Holdings Ltd.
7.88%, 08/09/21		200	202,475
7.88%, 09/01/23		200	206,500
7.40%, 03/05/24		400	422,575
Logan Group Co. Ltd.
6.50%, 07/16/23		200	204,663
6.90%, 06/09/24		200	209,725
5.75%, 01/14/25		200	206,162
5.25%, 10/19/25		200	202,975
MAF Sukuk Ltd., 4.64%, 05/14/29(f)		525	587,934
New Metro Global Ltd.
6.80%, 08/05/23		400	415,575
4.80%, 12/15/24		200	198,913
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	208,750
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 01/15/29(c)		375	389,062
Redsun Properties Group Ltd.
9.95%, 04/11/22		200	206,912
10.50%, 10/03/22		200	210,662
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		513	542,113
Series 2019-A, 6.00%, 09/04/25		200	207,250

Security		Par (000)	Value

Real Estate Management & Development (continued)
RKPF Overseas Ltd. (continued)
Series 2020-A, 5.20%, 01/12/26	USD	205	$205,769
Ronshine China Holdings Ltd.
11.25%, 08/22/21		200	202,000
10.50%, 03/01/22		200	204,475
8.95%, 01/22/23		200	201,850
7.35%, 12/15/23		304	293,227
Scenery Journey Ltd.
11.50%, 10/24/22		219	208,433
13.00%, 11/06/22		200	194,413
12.00%, 10/24/23		448	414,764
Seazen Group Ltd.
6.45%, 06/11/22		200	203,750
6.00%, 08/12/24		200	206,437
Shimao Group Holdings Ltd.
5.60%, 07/15/26		200	215,725
3.45%, 01/11/31		200	191,500
Shui On Development Holding Ltd., 5.75%, 11/12/23		500	514,219
Sunac China Holdings Ltd.
7.25%, 06/14/22		200	206,350
7.95%, 10/11/23		200	211,225
7.50%, 02/01/24		400	419,450
6.65%, 08/03/24		224	230,482
7.00%, 07/09/25		400	410,000
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	212,037
Times China Holdings Ltd.
6.75%, 07/16/23		313	319,319
6.75%, 07/08/25		553	565,201
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	190,725
Wanda Properties International Co. Ltd., 7.25%, 01/29/24		205	202,732
Yango Justice International Ltd.
10.00%, 02/12/23		400	417,075
8.25%, 11/25/23		200	202,475
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	207,037
6.80%, 02/27/24		200	209,225
Yuzhou Group Holdings Co. Ltd.
8.63%, 01/23/22		200	199,500
8.50%, 02/04/23		200	194,500
8.50%, 02/26/24		400	371,000
8.38%, 10/30/24		200	182,500
7.70%, 02/20/25		200	175,438
8.30%, 05/27/25		200	177,938
7.38%, 01/13/26		205	172,969
Zhenro Properties Group Ltd.
8.70%, 08/03/22		200	205,187
8.65%, 01/21/23		203	209,382
7.88%, 04/14/24		400	400,450
6.63%, 01/07/26		200	186,100

			28,648,293

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(f)		500	590,365
Danaos Corp., 8.50%, 03/01/28(c)		100	106,750
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(f)		2,053	2,348,645

			3,045,760

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment — 1.3%
ams AG, 6.00%, 07/31/25	EUR	100	$127,288
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(f)	USD	2,600	2,848,545
Broadcom, Inc., 3.46%, 09/15/26(f)		688	746,207
Microchip Technology, Inc.
0.13%, 11/15/24(k)		411	465,971
1.63%, 02/15/25(k)		102	338,385
4.25%, 09/01/25(c)(f)		1,374	1,442,943
ON Semiconductor Corp.
1.63%, 10/15/23(k)		452	881,682
3.88%, 09/01/28(c)		429	441,601
QUALCOMM, Inc., 4.65%, 05/20/35(f)		400	492,838
Sensata Technologies BV(c)
5.00%, 10/01/25		368	408,480
4.00%, 04/15/29		408	410,530
Sensata Technologies, Inc., 4.38%, 02/15/30(c)		435	454,795
Synaptics, Inc., 4.00%, 06/15/29(c)		243	243,122

			9,302,387

Software — 1.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)(f)		833	875,691
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		501	489,727
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	100	128,040
7.13%, 10/02/25(c)(f)	USD	749	805,145
9.13%, 03/01/26(c)		194	204,581
BY Crown Parent LLC, 7.38%, 10/15/24(c)(f)		900	918,720
BY Crown Parent LLC/BY Bond Finance, Inc.,
4.25%, 01/31/26(c)(f)		782	819,145
CDK Global, Inc., 4.88%, 06/01/27(f)		509	538,262
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		199	197,219
Helios Software Holdings, Inc./ION Corporate
Solutions Finance Sarl, 4.63%, 05/01/28(c)		400	396,000
MSCI, Inc.(c)
4.00%, 11/15/29		99	103,455
3.63%, 09/01/30		197	200,138
3.88%, 02/15/31		469	480,617
3.63%, 11/01/31(j)		249	250,868
Open Text Corp., 3.88%, 02/15/28(c)		179	181,238
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		340	343,818
Playtika Holding Corp., 4.25%, 03/15/29(c)		460	457,125
PTC, Inc., 4.00%, 02/15/28(c)		242	248,406
Rocket Software, Inc., 6.50%, 02/15/29(c)		525	530,906
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)(f)		1,872	1,928,160
SS&C Technologies, Inc., 5.50%, 09/30/27(c)(f)		1,589	1,688,114
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)(f)		1,247	1,290,645

			13,076,020

Specialty Retail — 0.7%
L Brands, Inc.
6.88%, 11/01/35(f)		478	579,575
6.75%, 07/01/36		79	95,141
National Vision Holdings, Inc., 2.50%, 05/15/25(c)(k)		311	539,391
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28		436	449,625
7.75%, 02/15/29		1,824	1,976,249

Security		Par (000)	Value

Specialty Retail (continued)
Staples, Inc.(c)
7.50%, 04/15/26(f)	USD	920	$952,200
10.75%, 04/15/27		257	265,918
Tendam Brands SAU, (3 mo. Euribor + 5.25%),
5.25%, 09/15/24(b)	EUR	100	115,115

			4,973,214

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(c)(f)	USD	756	776,336

Textiles, Apparel & Luxury Goods(c) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		199	202,166
Levi Strauss & Co., 3.50%, 03/01/31		141	140,648
William Carter Co., 5.63%, 03/15/27		28	29,435

			372,249

Thrifts & Mortgage Finance — 0.3%
Home Point Capital, Inc., 5.00%, 02/01/26(c)		368	362,370
Jerrold Finco PLC, 5.25%, 01/15/27	GBP	100	141,730
MGIC Investment Corp., 5.25%, 08/15/28	USD	216	227,880
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		323	337,535
5.50%, 08/15/28		330	333,300
5.13%, 12/15/30		180	178,139
PennyMac Financial Services, Inc., 4.25%, 02/15/29(c)		35	33,512
United Wholesale Mortgage LLC, 5.50%, 04/15/29(c)		209	205,401

			1,819,867

Tobacco(f) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	783,067
Philip Morris International, Inc., 4.38%, 11/15/41		900	1,026,424
Reynolds American, Inc., 5.85%, 08/15/45		715	824,135

			2,633,626

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	100	123,972

Transportation Infrastructure — 0.4%
DP World Salaam, (5 year CMT + 5.75%),
6.00%(b)(m)	USD	256	280,240
FedEx Corp.(f)
3.90%, 02/01/35		500	551,892
4.75%, 11/15/45		500	599,176
Heathrow Finance PLC, 4.63%, 09/01/29	GBP	100	142,248
Mexico City Airport Trust, 5.50%, 07/31/47	USD	308	311,908
Simpar Europe SA, 5.20%, 01/26/31(c)		330	332,475
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(c)(f)		520	579,562

			2,797,501

Utilities — 1.9%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)		335	346,164
Centrais Eletricas Brasileiras SA(c)
3.63%, 02/04/25		424	430,254
4.63%, 02/04/30		233	234,969
Electricite de France SA, (10 year USD Swap +
3.71%), 5.25%(b)(c)(f)(m)		7,500	7,840,275
FEL Energy VI Sarl, 5.75%, 12/01/40		308	320,224
Genneia SA, 8.75%, 01/20/22(c)(f)		700	622,037

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities (continued)
Inkia Energy Ltd., 5.88%, 11/09/27(c)(f)	USD	455	$455,000
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	251,844
Orano SA, 2.75%, 03/08/28	EUR	100	125,359
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)(f)	USD	687	695,587
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(c)		136	142,431
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)		535	594,285
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		355	403,404
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	168	235,157
Vistra Operations Co. LLC, 5.63%, 02/15/27(c)	USD	254	264,160

			12,961,150

Wireless Telecommunication Services — 2.5%
Altice France SA 7.38%, 05/01/26(c)(f)		594	615,859
5.88%, 02/01/27	EUR	100	128,040
8.13%, 02/01/27(c)(f)	USD	780	855,075
5.50%, 01/15/28(c)(f)		557	573,821
4.13%, 01/15/29	EUR	100	121,814
5.13%, 01/15/29(c)	USD	201	201,505
5.13%, 07/15/29(c)		1,606	1,608,007
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(c)		239	250,802
Kenbourne Invest SA(c) 6.88%, 11/26/24		529	562,486
4.70%, 01/22/28		200	204,500
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	122,514
Millicom International Cellular SA
5.13%, 01/15/28	USD	462	487,118
4.50%, 04/27/31(c)		400	425,000
SBA Communications Corp.(f) 4.88%, 09/01/24		956	978,705
3.88%, 02/15/27		939	960,292
Sprint Corp. 7.88%, 09/15/23		206	234,840
7.13%, 06/15/24(f)		333	384,572
7.63%, 03/01/26(f)		816	1,000,620
T-Mobile USA, Inc. 4.50%, 02/01/26		570	584,250
4.75%, 02/01/28(f)		626	669,037
2.88%, 02/15/31		477	465,671
3.50%, 04/15/31		430	436,450
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)		762	757,455
VEON Holdings BV, 4.00%, 04/09/25(c)		200	209,688
VICI Properties LP/VICI Note Co., Inc.(c) 3.50%, 02/15/25		503	513,689
4.25%, 12/01/26(f)		1,187	1,224,094
3.75%, 02/15/27		534	538,288
4.63%, 12/01/29		640	664,582
4.13%, 08/15/30(f)		1,154	1,172,037

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	100	$121,427
VTR Comunicaciones SpA, 5.13%, 01/15/28(c)	USD	419	438,457

			17,510,695

Total Corporate Bonds — 87.6% (Cost: $584,333,315)			609,612,974

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.2%
Peraton Holding Corp. 2nd Lien Term Loan B1, 02/23/29(a)(o)		370	375,550
Delayed Draw Term Loan B, 02/01/28(o)		669	667,678
Term Loan B, (1 mo. LIBOR + 3.75%), 4.50%, 02/01/28		380	379,383
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%), 6.00%, 01/15/25		236	238,181

			1,660,792

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics, Inc, 2021 Term Loan, 03/31/28(o)		90	179,550

Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.50%, 04/20/28		786	807,884
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		223	237,814
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		381	399,909
United Airlines, Inc., 2021 Term Loan B, 04/13/28(o)		830	839,188

			2,284,795

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		327	323,263

Building Products — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.25%, 11/23/27		119	118,665
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%), 3.25%, 05/05/24		129	128,367

			247,032

Capital Markets — 0.1%
Deerfield Dakota Holding LLC 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		105	104,973
2021 USD 2nd Lien Term Loan, 04/07/28(a)(o)		274	278,795
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.00%), 3.13%, 06/03/26		288	284,736

			668,504

Chemicals — 0.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%), 5.50%, 08/27/26		493	499,081

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 03/18/28	USD	589	$584,830
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27		347	344,600
Invictus US LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26		54	54,114
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%), 5.25%, 02/12/26		127	126,563
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.37%, 05/15/24		262	258,770

			1,867,958

Commercial Services & Supplies — 0.4%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26		94	93,513
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25		94	93,631
Diamond (BC) BV, USD Term Loan, (2 mo. LIBOR + 3.00%), 3.15%, 09/06/24		832	828,005
GFL Environmental, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 05/30/25		116	115,762
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		66	65,185
Verscend Holding Corp., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.18%, 08/27/25		1,256	1,255,029

			2,451,125

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		2,190	2,127,607
SRS Distribution, Inc. 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		345	339,893
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 05/23/25		178	177,483

			2,644,983

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		114	113,822

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24		543	524,092
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%), 5.00%, 12/01/27		218	219,003

			743,095

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/29/27		80	79,749
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		113	112,145
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%), 9.25%, 11/02/28(a)		201	207,030

			398,924

Diversified Financial Services — 0.6%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.61%, 07/31/26		120	120,340

Security		Par (000)	Value

Diversified Financial Services (continued)
Applecaramel Buyer LLC, Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 10/19/27	USD	675	$674,117
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 02/17/23(a)		80	77,120
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%), 4.50%, 12/01/27		524	523,353
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 02/16/28		184	184,000
LBM Acquisition LLC
Delayed Draw Term Loan, 12/18/27(o)		11	11,047
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		50	49,710
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 10/01/27		975	975,555
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		1,141	1,148,069
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27		93	92,246

			3,855,557

Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., 2021 DIP Term
Loan B, (3 mo. LIBOR + 3.75%), 3.94%, 10/08/21		374	372,440
Intelsat Jackson Holdings SA 2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		107	108,720
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		330	336,094
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		1,841	1,873,279
Northwest Fiber LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/30/27		66	65,849

			2,756,382

Entertainment — 0.1%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%), 7.00%, 11/12/25(a)		488	499,972

Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics SA 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		100	100,087
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	990	1,186,656

			1,286,743

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25	USD	408	408,243
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		231	231,687
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		791	661,183
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25		180	179,335
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/29/25		315	320,759

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 11/16/25	USD	146	$145,142
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/11/26		489	485,944

			2,432,293

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.61%, 07/24/26		203	201,455

Health Care Technology — 0.0%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		158	158,395

Hotels, Restaurants & Leisure — 0.1%
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%), 3.25%, 10/04/23		213	210,757
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		467	465,518
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24		309	309,971
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25		40	39,878

			1,026,124

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26		45	44,107

Industrial Conglomerates — 0.2%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25(a)		623	435,892
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		193	193,622
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/02/27		429	426,073

			1,055,587

Insurance — 0.3%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		250	247,076
Alliant Holdings Intermediate LLC, 2020 Term Loan B3, 10/08/27(o)		176	175,805
Hub International Ltd., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.00%, 04/25/25		244	243,538
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27		237	236,218
Sedgwick Claims Management Services, Inc. 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25		747	736,270

Security		Par (000)	Value

Insurance (continued)
Sedgwick Claims Management Services, Inc. (continued)
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26	USD	276	$274,481
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		409	408,996

			2,322,384

Interactive Media & Services — 0.1%
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		151	150,622
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		206	209,735

			360,357

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75%), 4.50%, 11/08/27		294	293,312

IT Services — 0.2%
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		221	219,901
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 10/30/26		203	201,442
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.75%, 12/01/27		338	338,626
Peak 10 Holding Corp. 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 08/01/24		172	159,348
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.43%, 08/01/25		75	64,797
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/12/27		215	207,830
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 05/05/26		169	167,370

			1,359,314

Life Sciences Tools & Services — 0.0%
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 09/27/24		125	123,803

Machinery — 0.3%
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 03/01/27		105	103,497
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.11%, 09/21/26		517	518,644
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		1,599	1,563,823

			2,185,964

Media — 0.5%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		90	82,571
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.93%, 07/15/25		44	43,091
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		207	206,142

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.69%, 08/21/26	USD	877	$848,817
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		236	234,601
MH Sub I LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/12/29		66	66,578
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26		46	46,216
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		196	194,371
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		1,507	1,491,134

			3,213,521

Oil, Gas & Consumable Fuels — 0.4%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		1,997	2,209,631
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		239	233,173
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(a)		17	13,592

			2,456,396

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan, (1 mo. LIBOR + 5.00%), 5.75%, 03/10/28		742	721,458
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		181	180,901

			902,359

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		408	405,465

Software — 0.8%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 10/30/28		228	231,559
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/02/26		36	36,305
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.95%, 01/29/27		262	255,582
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		128	128,349
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/28/24		246	237,252
Epicor Software Corp. 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		117	119,925
2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 07/30/27		322	320,963
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/05/28		152	150,491
Informatica LLC 2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		538	548,427
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		251	248,078

Security		Par (000)	Value

Software (continued)
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24	USD	169	$166,419
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.11%, 09/29/28		66	66,124
Planview Parent, Inc., 2nd Lien Term Loan, (1 Week LIBOR + 7.25%), 8.00%, 12/17/28		195	194,025
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.12%, 04/26/24		230	229,559
RealPage, Inc, 1st Lien Term Loan, 04/22/28(o)		415	694,426
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25		18	17,812
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%), 4.75%, 12/17/27		111	111,571
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/03/23		144	143,293
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 4.50%, 10/07/27		781	780,394
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25		80	78,811
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25		120	118,569
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26		40	39,977
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.37%, 03/03/28		232	234,494
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/04/26		307	306,709

			5,459,114

Specialty Retail — 0.2%
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.50%, 02/12/28		733	734,466
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%), 5.50%, 01/15/27		406	408,891
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.21%, 04/16/26		184	128,931

			1,272,288

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 01/31/28		131	129,416

Wireless Telecommunication Services — 0.1%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27		587	586,830

Total Floating Rate Loan Interests — 6.9% (Cost: $47,741,776)			47,970,981

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond 6.75%, 09/20/29		265	291,218
5.25%, 01/25/33(c)		205	198,850

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Bahrain (continued)
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25	USD	430	$497,591
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(c)		299	328,115

			1,315,774

Colombia — 0.5%
Colombia Government International Bond 8.13%, 05/21/24		385	458,824
4.50%, 01/28/26(f)		1,437	1,575,131
3.88%, 04/25/27(f)		944	1,004,652
4.13%, 05/15/51		200	188,100

			3,226,707

Dominican Republic — 0.3%
Dominican Republic International Bond 5.95%, 01/25/27		831	943,185
4.50%, 01/30/30(c)		593	614,793
4.88%, 09/23/32(c)		350	366,188
6.40%, 06/05/49		271	293,662

			2,217,828

Egypt — 0.5%
Egypt Government International Bond 5.75%, 05/29/24(c)		450	476,100
5.88%, 06/11/25		803	852,083
7.60%, 03/01/29		1,269	1,374,327
6.38%, 04/11/31(c)	EUR	130	162,818
8.50%, 01/31/47(c)	USD	502	518,095
7.50%, 02/16/61(c)		200	184,750

			3,568,173

Ghana — 0.1%
Ghana Government International Bond, 8.63%, 04/07/34(c)		525	540,586

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22(f)		3,415	3,565,654

Indonesia — 0.3%
Indonesia Government International Bond 4.10%, 04/24/28		1,629	1,817,658
5.35%, 02/11/49		295	371,479

			2,189,137

Mexico — 0.1%
Mexico Government International Bond 3.75%, 01/11/28		200	216,600
2.66%, 05/24/31		575	551,748

			768,348

Mongolia — 0.1%
Mongolia Government International Bond, 8.75%, 03/09/24		250	288,328

Morocco — 0.1%
Morocco Government International Bond 3.00%, 12/15/32		586	556,517
4.00%, 12/15/50		220	197,931

			754,448

Security		Par (000)	Value

Oman — 0.1%
Oman Government International Bond 6.50%, 03/08/47	USD	309	$300,657
6.75%, 01/17/48		309	308,479

			609,136

Panama — 0.2%
Panama Government International Bond 3.16%, 01/23/30		978	1,023,110
4.50%, 04/16/50		407	449,812

			1,472,922

Paraguay — 0.1%
Paraguay Government International Bond 4.95%, 04/28/31		220	246,991
5.40%, 03/30/50		569	640,943

			887,934

Peru — 0.2%
Peruvian Government International Bond 2.78%, 01/23/31(f)		771	771,626
1.86%, 12/01/32(f)		373	339,267
5.63%, 11/18/50		318	421,509

			1,532,402

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(c)(f)		3,680	4,202,965

Qatar — 0.2%
Qatar Government International Bond 4.00%, 03/14/29(c)(f)		878	996,530
4.40%, 04/16/50		400	464,000

			1,460,530

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(c)		538	547,180

Russia — 0.2%
Russian Foreign Bond - Eurobond 4.75%, 05/27/26		400	451,325
4.25%, 06/23/27		600	664,500

			1,115,825

Saudi Arabia — 0.2%
Saudi Government International Bond 4.38%, 04/16/29(c)		200	228,288
4.50%, 04/17/30(f)		762	882,872

			1,111,160

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		210	221,130

Sri Lanka — 0.1%
Sri Lanka Government International Bond 6.85%, 03/14/24		400	276,825
6.35%, 06/28/24		200	138,725
7.85%, 03/14/29		400	259,950
7.55%, 03/28/30		200	129,850

			805,350

Ukraine — 0.3%
Ukraine Government International Bond 7.75%, 09/01/22		136	141,890
7.75%, 09/01/23		221	235,268

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond (continued)
8.99%, 02/01/24	USD	424	$465,976
7.75%, 09/01/24		280	300,440
7.75%, 09/01/25		226	242,922
7.25%, 03/15/33(c)		571	572,178

			1,958,674

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		198	244,037

Total Foreign Agency Obligations — 5.0% (Cost: $33,414,426)			34,604,228

Municipal Bonds

California — 0.1%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(l)		1,230	239,247

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		800	908,536

Total Municipal Bonds — 0.2% (Cost: $993,873)			1,147,783

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 11.3%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 1.06%, 11/25/46(b)		4,748	2,058,102
CHL Mortgage Pass-Through Trust Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.48%), 0.59%, 03/25/36(b)		7,055	6,606,350
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 0.76%, 07/25/37(b)		2,924	744,994
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,615	922,577
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.98%, 11/25/36(b)		2,189	2,090,774
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 0.56%, 05/25/35(b)		1,930	1,763,115
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.51%, 12/25/36(b)		2,312	221,627
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,861	1,367,502
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 1.91%, 11/20/46(b)		4,044	3,031,804
Series 2006-J8, Class A5, 6.00%, 02/25/37		2,106	1,363,463
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 0.99%, 11/25/46(b)		6,217	5,622,824
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 0.30%, 10/25/46(b)		3,933	3,808,525
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.24%), 0.35%, 12/25/46(b)		2,328	2,250,285
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.42%), 0.53%, 07/25/46(b)		4,494	3,642,549
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US +
0.19%), 0.30%, 07/25/46(b)		1,679	1,522,142
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,895	2,706,075
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,890	1,352,537
Series 2007-19, Class 1A1, 6.00%, 08/25/37		635	456,435

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)

Countrywide Alternative Loan Trust (continued)
Series 2007-22, Class 2A16, 6.50%, 09/25/37	USD	7,731	$4,620,776
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,749	3,551,727
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 0.46%, 04/25/37(b)		2,427	1,928,093
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 0.98%, 03/25/47(b)		2,876	2,520,318
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.51%, 04/25/46(b)		5,484	5,140,990
CSMC(b)(c)
Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 1.62%, 09/27/37		1,882	1,758,026
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,518,276
MFA, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)(c)		2,000	2,002,552
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.55%, 05/26/37(c)		6,343	6,159,119
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		7,245	2,302,912
Residential Asset Securitization Trust, Series 2006- A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 0.71%, 08/25/36(b)		6,397	731,925
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)(c)		1,750	1,746,477
Visio Trust, Series 2020-1R, Class M1, 2.93%, 11/25/55(c)		710	720,988
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 0.91%, 05/25/47(b)		2,651	2,561,011

			78,794,870
Commercial Mortgage-Backed Securities(c) — 0.6%
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36		2,000	2,183,023
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.38%, 07/25/37(b)		1,896	1,804,817

			3,987,840

Total Non-Agency Mortgage-Backed Securities — 11.9% (Cost: $89,093,016)			82,782,710

Preferred Securities

Capital Trusts — 6.7%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(b)(m)		395	441,412

Banks(b) — 2.0%
Al Ahli Bank of Kuwait KSCP, 7.25%(m)		200	211,725
Banco Davivienda SA, 6.65%(c)(m)		200	203,310
Bank of East Asia Ltd., 5.88%(m)		250	266,063
BBVA Bancomer SA, 5.13%, 01/18/33		782	810,494
Burgan Bank SAK, 5.75%(m)		250	247,547
CaixaBank SA, 6.38%(m)	EUR	200	262,245
CIT Group, Inc., Series A, 5.80%(f)(m)	USD	282	291,870
ING Groep NV, 6.75%(m)		200	220,000
Kasikornbank PCL, 5.28%(m)		246	258,500
Nanyang Commercial Bank Ltd., 5.00%(m)		200	201,750
Rizal Commercial Banking Corp., 6.50%(m)		200	205,475

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
TMB Bank PCL, 4.90%(m)	USD	250	$251,609
Wells Fargo & Co.(f)(m)
Series S, 5.90%		8,800	9,551,432
Series U, 5.88%		456	507,870

			13,489,890

Consumer Finance — 0.5%
Capital One Financial Corp., Series E, 3.99%(b)(f)(m)		3,500	3,472,700

Diversified Financial Services(b)(m) — 3.6%
Banco Santander SA, 4.38%	EUR	200	249,082
Bank of America Corp.(f)
Series AA, 6.10%	USD	2,880	3,229,200
Series X, 6.25%		5,535	6,171,525
Bank of America Corp.
Series DD, 6.30%		205	239,786
Series Z, 6.50%		170	195,959
Citigroup, Inc., Series Q, 4.29%		309	309,309
Credit Suisse Group AG, 6.38%(c)		358	389,261
HSBC Holdings PLC, 6.00%(f)		695	766,237
JPMorgan Chase & Co., Series FF, 5.00%(f)		1,025	1,080,391
JPMorgan Chase & Co.
Series HH, 4.60%		320	330,000
Series R, 6.00%		174	184,962
Morgan Stanley, Series H, 3.79%(f)		3,244	3,255,354
Natwest Group PLC(f)
6.00%		1,185	1,310,847
8.63%		200	203,940
Societe Generale SA(c)(f)
5.38%		3,000	3,120,000
6.75%		3,000	3,344,850
Woori Bank, 4.25%		250	259,734

			24,640,437

Diversified Telecommunication Services(b)(m) — 0.1%
Koninklijke KPN NV, 2.00%	EUR	100	120,493
Telefonica Europe BV
5.88%		100	134,049
4.38%		100	130,448

			384,990

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(b)(f)	USD	2,500	2,909,833

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	EUR	100	123,372

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(b)(m)	USD	200	202,413

Oil, Gas & Consumable Fuels(b)(m) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%	EUR	100	123,291
Repsol International Finance BV, 4.25%		100	132,142

			255,433

Real Estate Management & Development(b)(m) — 0.0%
Aroundtown SA, 3.38%.		100	126,389
Citycon OYJ, 4.50%		100	123,832

			250,221

Security		Par (000)	Value

Utilities — 0.0%
Electricite de France SA, 3.00%(b)(m)	EUR	200	$252,172

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(b)		100	125,072

Total Capital Trusts — 6.7%			46,547,945

		Shares

Preferred Stocks — 3.7%(m)

Capital Markets(b) — 2.2%
Goldman Sachs Group, Inc., Series J, 5.50%		395,017	10,704,961
Morgan Stanley
Series F, 6.88%		100,000	2,794,000
Series K, 5.85%		60,125	1,719,575

			15,218,536
Equity Real Estate Investment Trusts (REITs) — 1.5%
Firstar Realty LLC, 8.88%(c)		10,000	10,600,000

Total Preferred Stocks — 3.7%			25,818,536

Total Preferred Securities — 10.4% (Cost: $70,444,062)			72,366,481

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.9%
Uniform Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	USD	5,680	6,267,163

Mortgage-Backed Securities — 16.1%
Fannie Mae Mortgage-Backed Securities(f)
4.50%, 10/01/48 - 02/01/50		710	773,212
2.00%, 02/01/51 - 03/01/51		17,835	18,022,089
Federal National Mortgage Association, 2.50%, 05/01/51		14,000	14,538,498
Freddie Mac Mortgage-Backed Securities, 4.50%, 11/01/48(f)		271	295,624
Freddie Mac Pool, 2.50%, 04/01/51(f)		9,966	10,351,649
Uniform Mortgage-Backed Securities(f)
4.50%, 11/01/23 - 07/01/55(p)		28,560	31,747,280
4.00%, 02/01/34 - 04/01/56		28,551	31,597,772
2.00%, 11/01/50		4,529	4,576,365

			111,902,489

Total U.S. Government Sponsored Agency Securities — 17.0% (Cost: $115,811,094)			118,169,652

U.S. Treasury Obligations
U.S. Treasury Bonds, 1.88%, 02/15/51(f)		5,700	5,185,219

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)

U.S. Treasury Notes(f)
1.25%, 03/31/28	USD	10,000	$9,970,312
1.13%, 02/15/31		3,500	3,342,500

Total U.S. Treasury Obligations — 2.6% (Cost: $18,441,014)			18,498,031

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(a)		10	—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 159.4% (Cost: $1,075,193,295)			1,109,243,481

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(q)(r)		12,057,238	12,057,238

Total Short-Term Securities — 1.7% (Cost: $12,057,238)			12,057,238

Options Purchased — 0.6% (Cost: $3,833,438)			4,235,162

Total Investments Before Options Written — 161.7% (Cost: $1,091,083,971)			1,125,535,881

Options Written — (0.9)% (Premiums Received: $(5,273,280))			(6,663,253)

Total Investments, Net of Options Written — 160.8% (Cost: $1,085,810,691)			1,118,872,628

Liabilities in Excess of Other Assets — (60.8)%			(422,916,652)

Net Assets — 100.0%			$695,955,976

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Amount is less than 500.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $217,309, representing less than 0.05% of its net assets as of period end, and an original cost of $65,634.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	When-issued security.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Perpetual security with no stated maturity date.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$17,576,490	$—	$(5,519,252)	(a)	$—	$—	$12,057,238	12,057,238	$1,696	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.80	%(b)	09/22/20	Open	$955,901	$960,575	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	09/23/20	Open	239,088	240,178	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/25/20	Open	1,814,240	1,825,841	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/25/20	Open	226,100	227,084	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	791,350	794,422	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	398,320	399,866	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	600,530	602,861	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	957,337	961,054	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	799,356	802,459	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	4,172,200	4,188,396	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	1,015,744	1,019,687	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	293,633	294,772	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	1,859,052	1,866,269	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	391,650	393,170	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	548,640	550,770	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open	282,714	283,896	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open	868,187	871,817	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open	274,170	275,316	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open	774,881	778,352	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	09/28/20	Open	844,344	847,104	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/28/20	Open	540,431	543,804	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	945,025	948,676	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	188,000	188,726	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	760,807	763,747	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	124,936	125,419	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	1,108,742	1,113,027	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	611,710	614,183	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	319,260	320,551	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	2,768,870	2,779,469	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	356,160	357,523	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	720,090	722,846	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	09/30/20	Open	26,510	26,635	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	10/07/20	Open	475,380	477,762	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/13/20	Open	818,625	822,019	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/13/20	Open	1,154,297	1,159,083	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open	1,244,325	1,249,354	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open	1,689,356	1,696,184	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open	1,228,012	1,232,976	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open	1,206,074	1,210,948	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/28/20	Open	346,566	348,395	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open	1,020,312	1,024,721	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open	131,095	131,661	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open	35,113	35,264	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/30/20	Open	1,044,541	1,046,930	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open	752,500	754,795	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	11/02/20	Open	954,385	957,612	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	11/19/20	Open	11,393	11,436	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	11/24/20	Open	1,317,015	1,321,897	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open	776,531	779,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open	871,981	874,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open	805,331	807,965	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/25/20	Open	1,361,831	1,365,643	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	11/25/20	Open	892,665	895,279	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	11/25/20	Open	490,549	492,133	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/30/20	Open	1,502,941	1,507,039	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	12/04/20	Open	671,543	673,301	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	12/04/20	Open	813,549	815,777	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/04/20	Open	400,785	402,157	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/04/20	Open	221,760	222,519	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/08/20	Open	514,500	516,033	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/08/20	Open	560,965	562,636	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	563,985	565,653	Corporate Bonds	Open/Demand

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.75	%(b)	12/09/20	Open	$537,240	$538,829	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	558,900	560,553	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	598,300	600,070	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	609,150	610,952	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/10/20	Open	223,838	224,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/10/20	Open	559,590	561,124	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	12/10/20	Open	820,102	823,408	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	12/10/20	Open	237,874	238,507	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/10/20	Open	293,250	294,226	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/10/20	Open	542,273	544,078	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/11/20	Open	318,848	319,886	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	12/17/20	Open	413,209	414,216	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	648,606	650,170	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	1,022,197	1,024,662	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	761,280	763,116	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	736,585	738,361	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	747,225	749,027	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	739,125	740,907	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	737,342	739,120	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	468,600	469,730	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open	191,100	191,561	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	12/28/20	Open	711,562	713,254	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open	701,126	702,793	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open	654,290	655,845	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open	699,300	700,962	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open	718,104	719,810	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open	710,642	712,331	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open	400,563	401,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	12/28/20	Open	778,960	780,892	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	12/28/20	Open	469,488	470,652	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open	653,391	654,629	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open	600,310	601,447	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open	608,095	609,247	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	01/06/21	Open	897,919	899,783	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	01/08/21	Open	65,280	65,416	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	01/13/21	Open	1,003,301	1,005,240	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/20/21	Open	528,255	529,356	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/21/21	Open	700,700	701,663	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	01/21/21	Open	195,507	195,668	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	01/21/21	Open	346,256	346,542	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.75	(b)	01/21/21	Open	673,628	675,017	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	719,820	720,711	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open	269,325	269,961	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open	653,000	654,526	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open	884,674	886,742	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	01/22/21	Open	3,107,650	3,110,965	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.40	(b)	01/22/21	Open	1,982,025	1,984,139	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.70	(b)	01/22/21	Open	8,019,000	8,033,969	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	739,350	740,730	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	185,149	185,494	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	461,045	461,803	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	22,073	22,109	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	154,654	154,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	189,836	190,148	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	254,141	254,559	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	146,633	146,874	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	01/26/21	Open	605,070	606,160	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	01/26/21	Open	846,875	848,551	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/27/21	Open	626,479	627,612	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/02/21	Open	1,121,794	1,123,713	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/02/21	Open	1,222,252	1,224,344	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/02/21	Open	1,306,082	1,308,317	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.60	%(b)	02/02/21	Open	$1,440,000	$1,442,112	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	02/03/21	Open	734,550	735,954	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.70	(b)	02/08/21	Open	6,487,500	6,497,718	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	02/08/21	Open	424,888	425,605	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	878,700	880,084	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	589,838	590,767	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	261,156	261,568	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.43	(b)	02/10/21	Open	1,568,110	1,569,590	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	02/10/21	Open	1,042,510	1,043,951	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	02/10/21	Open	1,351,436	1,353,305	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/10/21	Open	436,221	436,843	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/10/21	Open	1,885,227	1,887,917	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/10/21	Open	1,906,465	1,909,184	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	02/10/21	Open	1,102,000	1,103,644	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	02/10/21	Open	1,064,655	1,066,267	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	02/10/21	Open	1,258,560	1,260,466	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	02/10/21	Open	2,398,305	2,401,989	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/10/21	Open	1,396,216	1,398,667	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	02/10/21	Open	1,060,740	1,061,904	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/11/21	Open	1,340,381	1,342,559	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/18/21	Open	364,088	364,590	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/19/21	Open	393,281	393,801	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.25	(b)	02/22/21	Open	381,425	381,602	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/22/21	Open	318,164	318,578	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	02/22/21	Open	847,665	848,754	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	02/25/21	Open	3,227,950	3,231,107	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	03/01/21	Open	557,460	557,971	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	03/02/21	Open	344,809	345,297	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	03/04/21	Open	499,030	499,307	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.40	(b)	03/04/21	Open	2,997,506	2,999,405	Capital Trusts	Open/Demand
Barclays Bank PLC	0.70	(b)	03/04/21	Open	498,906	499,459	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.70	(b)	03/04/21	Open	2,535,000	2,537,810	Capital Trusts	Open/Demand
Barclays Bank PLC	0.70	(b)	03/04/21	Open	1,700,000	1,701,884	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/04/21	Open	1,797,500	1,799,635	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/21	Open	1,192,342	1,195,568	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	03/04/21	Open	1,512,442	1,513,520	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/04/21	Open	631,779	632,491	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	03/04/21	Open	652,380	652,948	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.70	(b)	03/05/21	Open	345,000	345,362	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/05/21	Open	401,538	401,989	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/05/21	Open	421,813	422,287	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/05/21	Open	737,253	738,082	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	744,750	745,532	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	1,940,400	1,942,437	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/05/21	Open	781,357	782,237	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/05/21	Open	643,556	644,280	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.35	(b)	03/05/21	Open	551,875	552,165	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.35	(b)	03/05/21	Open	1,815,625	1,816,578	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.35	(b)	03/05/21	Open	2,590,625	2,591,985	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.35	(b)	03/05/21	Open	357,875	358,063	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	03/08/21	Open	499,110	499,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/08/21	Open	555,956	556,570	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	03/09/21	Open	260,964	261,290	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/11/21	Open	499,495	499,911	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/11/21	Open	666,671	667,219	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/11/21	Open	402,188	402,518	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/11/21	Open	578,611	579,087	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/11/21	Open	411,538	411,995	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	03/15/21	Open	1,503,609	1,504,762	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/16/21	Open	897,997	898,671	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	03/16/21	Open	1,103,062	1,104,000	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/18/21	Open	394,948	395,231	Corporate Bonds	Open/Demand

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.60	%(b)	03/19/21	Open	$637,225	$637,650	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/19/21	Open	1,605,780	1,606,851	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	03/19/21	Open	941,985	942,613	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	03/23/21	Open	138,806	138,931	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	03/24/21	Open	4,095,000	4,096,513	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	03/24/21	Open	1,070,000	1,070,452	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.45	(b)	03/29/21	Open	13,369	13,374	Capital Trusts	Open/Demand
BNP Paribas S.A.	(0.06	)(b)	03/30/21	Open	3,307,500	3,306,986	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/30/21	Open	1,041,485	1,041,978	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	03/31/21	Open	626,578	626,982	Corporate Bonds	Open/Demand
BNP Paribas S.A.	(0.06	)(b)	04/05/21	Open	2,766,750	2,766,496	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.01	(b)	04/05/21	Open	9,875,000	9,875,571	U.S. Treasury Obligations	Open/Demand
Barclays Bank PLC	0.40	(b)	04/06/21	Open	206,425	206,480	Capital Trusts	Open/Demand
Barclays Bank PLC	0.40	(b)	04/06/21	Open	669,708	669,886	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	04/06/21	Open	1,236,262	1,236,592	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	04/06/21	Open	4,198,219	4,199,338	Capital Trusts	Open/Demand
Barclays Bank PLC	0.40	(b)	04/06/21	Open	1,927,500	1,928,014	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.45	(b)	04/06/21	Open	637,906	638,098	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	04/06/21	Open	469,500	469,672	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.70	(b)	04/06/21	Open	2,887,160	2,888,507	Capital Trusts	Open/Demand
Barclays Bank PLC	0.70	(b)	04/06/21	Open	891,075	891,491	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.70	(b)	04/06/21	Open	2,983,750	2,985,142	Capital Trusts	Open/Demand
Barclays Bank PLC	0.70	(b)	04/06/21	Open	1,022,062	1,022,539	Capital Trusts	Open/Demand
Barclays Bank PLC	0.70	(b)	04/06/21	Open	2,490,000	2,491,162	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.29	(b)	04/06/21	Open	802,587	802,749	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	04/06/21	Open	899,475	899,662	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.33	(b)	04/06/21	Open	1,724,704	1,725,099	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.45	(b)	04/06/21	Open	560,658	560,826	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	04/06/21	Open	516,250	516,405	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	04/06/21	Open	981,760	982,087	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	04/06/21	Open	153,140	153,196	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	04/06/21	Open	295,545	295,663	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	04/06/21	Open	1,128,196	1,128,685	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	04/06/21	Open	280,306	280,433	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	04/06/21	Open	257,400	257,517	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	04/06/21	Open	741,562	741,899	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	04/06/21	Open	6,168,597	6,171,476	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	04/06/21	Open	691,009	691,354	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	04/06/21	Open	1,350,037	1,350,758	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	04/06/21	Open	961,596	962,109	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	04/06/21	Open	783,900	784,318	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	04/06/21	Open	831,037	831,481	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	04/06/21	Open	1,370,711	1,371,442	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	04/06/21	Open	1,640,261	1,641,191	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	04/06/21	Open	555,323	555,674	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/07/21	Open	417,919	418,026	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	249,505	249,601	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	533,280	533,484	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	237,938	238,029	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	1,097,606	1,098,027	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	264,435	264,536	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	1,325,059	1,325,567	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	347,593	347,726	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	252,994	253,091	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	161,748	161,810	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	131,580	131,630	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	30,150	30,162	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	121,220	121,266	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	507,210	507,404	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open	1,323,270	1,323,777	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	04/07/21	Open	1,207,912	1,208,414	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	1,350,400	1,350,788	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.45	%(b)	04/07/21	Open	$507,939	$508,085	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	471,500	471,636	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	510,188	510,334	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	724,500	724,708	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	1,698,750	1,699,238	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	684,125	684,322	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	548,600	548,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	1,111,250	1,111,569	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	428,386	428,509	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	1,039,000	1,039,299	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	800,625	800,855	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	445,500	445,628	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	719,325	719,532	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	118,493	118,527	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	759,375	759,593	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	763,875	764,095	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	351,850	351,951	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	428,000	428,123	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	520,625	520,775	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	2,448,900	2,449,604	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	573,750	573,915	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	473,500	473,636	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	2,027,812	2,028,396	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	458,500	458,632	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	1,122,425	1,122,748	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	293,963	294,047	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	133,301	133,340	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	379,200	379,309	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	222,443	222,506	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	104,423	104,453	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	1,414,874	1,415,281	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	160,679	160,725	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	149,858	149,901	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	229,698	229,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	931,920	932,200	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	530,250	530,402	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	886,677	886,944	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	808,325	808,568	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	874,667	874,930	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	264,750	264,826	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	690,008	690,206	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	193,130	193,186	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	2,687,750	2,688,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	395,438	395,551	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	2,786,775	2,787,576	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	985,500	985,783	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	1,296,875	1,297,248	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	473,000	473,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	275,000	275,079	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	976,875	977,156	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	791,737	791,965	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	285,250	285,332	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	557,500	557,660	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	2,693,135	2,693,909	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open	850,312	850,557	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	04/08/21	Open	790,020	790,020	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	04/08/21	Open	839,279	839,466	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	04/08/21	Open	900,602	900,804	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/08/21	Open	1,015,642	1,015,902	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/08/21	Open	912,249	912,482	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/08/21	Open	895,705	896,048	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/08/21	Open	849,940	850,266	Corporate Bonds	Open/Demand

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.60	%(b)	04/08/21	Open	$848,980	$849,305	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/08/21	Open	891,830	892,172	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/08/21	Open	821,920	822,235	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	04/12/21	Open	620,865	621,067	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	166,950	166,988	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	384,720	384,807	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	510,090	510,205	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	376,723	376,807	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	112,035	112,060	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	3,206,250	3,206,971	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	460,373	460,476	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	98,455	98,477	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	333,335	333,410	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	504,569	504,682	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	250,594	250,650	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	773,850	774,024	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	273,878	273,939	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	371,205	371,289	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	84,750	84,769	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	190,643	190,685	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	246,444	246,499	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	176,813	176,852	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	643,950	644,095	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open	145,906	145,939	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	04/12/21	Open	1,358,595	1,359,172	Corporate Bonds	Open/Demand
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	1,953,690	1,953,764	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	3,055,197	3,055,313	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	1,378,695	1,378,747	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	2,655,174	2,655,274	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	921,804	921,839	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	59,908	59,911	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	68,538	68,541	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	11,835,711	11,836,158	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	287,101	287,112	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	2,697,705	2,697,807	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	1,108,896	1,108,938	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	28,007	28,008	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	636,521	636,545	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	319,179	319,191	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	63,082	63,084	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	260,571	260,581	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	49,223	49,225	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	1,921,992	1,922,064	Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
							U.S. Government Sponsored
BNP Paribas S.A.	0.08%		04/13/21	05/13/21	$336,049	$336,062	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	7,993,109	7,993,411	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	53,466	53,469	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	319,450	319,462	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A..	0.08		04/13/21	05/13/21	20,858	20,859	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	31,569	31,571	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	36,249	36,250	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	60,217	60,219	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	3,662,109	3,662,247	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
BNP Paribas S.A.	0.08		04/13/21	05/13/21	171,188	171,195	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc..	0.07		04/13/21	05/13/21	9,987,864	9,988,194	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc.	0.07		04/13/21	05/13/21	7,755,613	7,755,869	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc.	0.07		04/13/21	05/13/21	3,333,830	3,333,940	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc.	0.07		04/13/21	05/13/21	6,274,392	6,274,600	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc.	0.07		04/13/21	05/13/21	9,645,965	9,646,283	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc.	0.07		04/13/21	05/13/21	6,419,559	6,419,771	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc.	0.07		04/13/21	05/13/21	4,418,745	4,418,891	Agency Securities	Up to 30 Days
							U.S. Government Sponsored
Deutsche Bank Securities, Inc.	0.07		04/13/21	05/13/21	4,715,226	4,715,382	Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.65	(b)	04/13/21	Open	499,908	500,061	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/13/21	Open	503,415	503,522	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/14/21	Open	540,294	540,438	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	04/14/21	Open	715,937	716,167	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	(0.06	)(b)	04/14/21	Open	2,366,000	2,365,863	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.25	(b)	04/14/21	Open	543,125	543,189	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	04/14/21	Open	953,550	953,672	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	04/14/21	Open	718,957	719,049	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	04/14/21	Open	311,455	311,495	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	04/14/21	Open	385,124	385,173	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.32	(b)	04/14/21	Open	662,141	662,241	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.25	(b)	04/21/21	Open	840,105	840,158	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.25	(b)	04/21/21	Open	1,117,187	1,117,257	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	04/21/21	Open	557,813	557,850	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.30	(b)	04/21/21	Open	1,479,375	1,479,486	Capital Trusts	Open/Demand

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A	0.69	%(b)	04/23/21	Open	$411,873	$411,912	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	04/29/21	Open	617,698	617,707	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	04/29/21	Open	388,564	388,570	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	04/29/21	Open	811,732	811,747	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	04/29/21	Open	609,446	609,457	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	04/29/21	Open	1,118,747	1,118,768	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	04/29/21	Open	672,003	672,015	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/29/21	Open	849,150	849,161	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/29/21	Open	1,159,480	1,159,494	Corporate Bonds	Open/Demand

					$420,518,837	$420,938,585

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
5-Year U.S. Treasury Note	13	09/30/21	$1,604	$2,011

Short Contracts
10-Year U.S. Treasury Note	707	06/21/21	93,412	188,565
10-Year U.S. Ultra Long Treasury Note	368	06/21/21	53,602	699,040
U.S. Long Treasury Bond	30	06/21/21	4,719	102,422
U.S. Ultra T-Bond	300	06/21/21	55,847	541,226
2-Year U.S. Treasury Note	1,639	06/30/21	361,848	51,026
5-Year U.S. Treasury Note	1,259	06/30/21	156,096	(197,578)
90-Day Euro-Dollar	14	03/13/23	3,482	(1,419)

				1,383,282

				$1,385,293

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	109,970,289	EUR	4,290,000	Barclays Bank PLC	06/16/21	$240,929
NZD	7,380,011	AUD	6,770,000	Bank of America N.A.	06/16/21	64,001
NZD	7,273,136	AUD	6,670,000	JPMorgan Chase Bank N.A.	06/16/21	64,584
USD	8,814,755	GBP	6,310,000	Morgan Stanley & Co. International PLC	06/16/21	99,451
USD	1,843,027	GBP	1,319,000	Royal Bank of Canada	06/16/21	21,238

						490,203

AUD	6,670,000	NZD	7,218,983	JPMorgan Chase Bank N.A.	06/16/21	(25,838)
AUD	6,770,000	NZD	7,385,796	JPMorgan Chase Bank N.A.	06/16/21	(68,140)
EUR	4,290,000	MXN	106,830,438	Citibank N.A.	06/16/21	(86,662)
USD	573,747	EUR	481,690	Standard Chartered Bank	06/16/21	(5,866)
USD	78,745	EUR	67,000	State Street Bank and Trust Co.	06/16/21	(1,875)
USD	155,530	EUR	130,000	State Street Bank and Trust Co.	06/16/21	(897)
USD	13,106,999	EUR	10,978,000	State Street Bank and Trust Co.	06/16/21	(102,727)
USD	377,532	EUR	316,960	UBS AG	06/16/21	(3,863)
USD	837,732	GBP	609,146	Bank of Montreal	06/16/21	(3,614)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	179,520	GBP	130,536	JPMorgan Chase Bank N.A.	06/16/21	$(775)
USD	126,345	NZD	179,888	State Street Bank and Trust Co.	06/16/21	(2,363)

						(302,620)

						$187,583

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
10-Year U.S. Treasury Note	61	05/21/21	USD	131.00	USD	8,060	$11,438
5-Year U.S. Treasury Note	78	06/25/21	USD	122.50	USD	9,624	17,672
90-Day Euro Future	180	09/10/21	USD	99.63	USD	17,942	19,125
90-Day Euro Future	180	09/10/21	USD	99.50	USD	17,842	185,625

							$233,860

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap, 04/07/27	3-Month LIBOR, 0.18%	Quarterly	1.53%	Semi-Annual	JPMorgan Chase Bank N.A.	04/05/22	1.53%	USD	5,710	$114,397
5-Year Interest Rate Swap, 04/10/27	3-Month LIBOR, 0.18%	Quarterly	1.39%	Semi-Annual	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	11,220	172,336
5-Year Interest Rate Swap, 04/30/27	3-Month LIBOR, 0.18%	Quarterly	1.20%	Semi-Annual	Bank of America N.A.	04/28/22	1.20	USD	15,640	158,500
1-Year Interest Rate Swap, 02/26/26	3-Month LIBOR, 0.18%	Quarterly	1.60%	Semi-Annual	Bank of America N.A.	02/24/25	1.59	USD	17,910	88,442
1-Year Interest Rate Swap, 02/26/26	3-Month LIBOR, 0.18%	Quarterly	1.62%	Semi-Annual	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	35,750	181,277
1-Year Interest Rate Swap, 03/06/26	3-Month LIBOR, 0.18%	Quarterly	1.71%	Semi-Annual	Deutsche Bank AG	03/04/25	1.71	USD	32,900	182,249
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.18%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,220	28,258
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.18%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,480	18,839
10-Year Interest Rate Swap, 04/09/36	3-Month LIBOR, 0.18%	Quarterly	2.60%	Semi-Annual	Deutsche Bank AG	04/07/26	2.60	USD	2,920	189,484
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.18%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,640	39,221
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.18%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,250	39,250

										1,212,253

Put
5-Year Interest Rate Swap, 04/07/27	1.53%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	JPMorgan Chase Bank N.A.	04/05/22	1.53	USD	5,710	51,947
5-Year Interest Rate Swap, 04/10/27	1.39%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	11,220	129,498
10-Year Interest Rate Swap, 04/23/32	1.90%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	04/21/22	1.90	USD	37,630	986,535
1-Year Interest Rate Swap, 02/26/26	1.60%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Bank of America N.A.	02/24/25	1.59	USD	17,910	124,260
1-Year Interest Rate Swap, 02/26/26	1.62%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	35,750	244,091
1-Year Interest Rate Swap, 03/06/26	1.71%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	03/04/25	1.71	USD	32,900	214,000

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)
	Rate	Frequency	Rate	Frequency						Value
Put (continued)
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91%	USD	1,480	$210,852
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,220	316,279
10-Year Interest Rate Swap, 04/09/36	2.60%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	04/07/26	2.60	USD	2,920	145,854
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,640	222,842
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,250	142,891

										2,789,049

										$4,001,302

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	26	05/21/21	USD	134.00	USD	3,435	$(813)
10-Year U.S. Treasury Note	64	05/21/21	USD	133.00	USD	8,456	(10,000)

							(10,813)

Put
10-Year U.S. Treasury Note	125	05/21/21	USD	130.00	USD	16,516	(7,812)
5-Year U.S. Treasury Note	26	06/25/21	USD	123.00	USD	3,208	(9,547)
90-Day Euro Future	180	09/10/21	USD	99.38	USD	17,842	(140,625)
90-Day Euro Future	180	09/10/21	USD	99.75	USD	17,942	(42,750)

							(200,734)

							$(211,547)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional
	Rate	Frequency	Rate	Frequency				Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/02/31	0.90%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Bank of America N.A.	09/30/21	0.90%	USD	2,480	$(2,335)
10-Year Interest Rate Swap, 10/16/31	1.78%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Goldman Sachs International	10/14/21	1.77	USD	2,440	(51,867)
2-Year Interest Rate Swap, 01/12/24	0.51%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	31,490	(84,106)
10-Year Interest Rate Swap, 01/22/32	1.04%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Bank of America N.A.	01/20/22	1.04	USD	21,920	(76,443)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	01/27/22	1.00	USD	3,040	(9,846)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Bank of America N.A.	01/27/22	1.25	USD	2,790	(17,722)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Bank of America N.A.	02/18/22	1.62	USD	2,680	(45,181)
10-Year Interest Rate Swap, 02/24/32	1.42%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Barclays Bank PLC	02/22/22	1.41	USD	11,320	(118,273)
2-Year Interest Rate Swap, 02/25/24	0.41%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Goldman Sachs International	02/23/22	0.41	USD	43,910	(64,812)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	03/01/22	0.51	USD	27,330	(68,386)
2-Year Interest Rate Swap, 03/04/24	0.49%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	41,020	(92,207)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Citibank N.A.	03/03/22	0.52	USD	13,980	(36,287)

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	03/21/22	0.56%	USD	13,980	$(43,049)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	03/23/22	0.57	USD	27,410	(86,379)
10-Year Interest Rate Swap, 04/23/32	1.25%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	04/21/22	1.25	USD	37,630	(294,255)
5-Year Interest Rate Swap, 04/30/27	0.90%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Bank of America N.A.	04/28/22	0.90	USD	23,470	(107,150)
10-Year Interest Rate Swap, 08/10/32	0.72%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	1,150	(3,686)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Deutsche Bank AG	10/11/22	1.06	USD	2,145	(15,457)
10-Year Interest Rate Swap, 12/17/32	1.23%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Barclays Bank PLC	12/15/22	1.23	USD	3,960	(41,210)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Goldman Sachs International	12/16/22	1.23	USD	1,980	(20,895)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Goldman Sachs International	12/16/22	1.24	USD	1,980	(21,353)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	2,180	(24,189)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Barclays Bank PLC	01/09/23	1.44	USD	3,990	(60,893)
10-Year Interest Rate Swap, 01/14/33	1.57%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	2,070	(39,074)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	4,170	(150,848)

										(1,575,903)

Put
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.52%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	08/09/21	(0.25)	EUR	74,580	(7,493)
5-Year Interest Rate Swap, 09/05/26	3-Month LIBOR, 0.18%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60	USD	7,880	(188,026)
10-Year Interest Rate Swap, 10/02/31	3-Month LIBOR, 0.18%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45	USD	4,960	(166,358)
10-Year Interest Rate Swap, 10/16/31	3-Month LIBOR, 0.18%	Quarterly	1.78%	Semi-Annual	Goldman Sachs International	10/14/21	1.77	USD	2,440	(42,546)
2-Year Interest Rate Swap, 01/12/24	3-Month LIBOR, 0.18%	Quarterly	0.51%	Semi-Annual	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	31,490	(63,459)
10-Year Interest Rate Swap, 01/22/32	3-Month LIBOR, 0.19%, 0.18%	Quarterly	1.54%	Semi-Annual	Bank of America N.A.	01/20/22	1.54	USD	21,920	(823,104)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.18%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25	USD	2,790	(162,489)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.18%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50	USD	3,040	(123,044)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.18%	Quarterly	0.68%	Semi-Annual	Deutsche Bank AG	02/07/22	0.68	USD	7,400	(792,568)
10-Year Interest Rate Swap, 02/20/32	3-Month LIBOR, 0.18%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62	USD	2,680	(94,234)
10-Year Interest Rate Swap, 02/24/32	3-Month LIBOR, 0.19%, 0.18%	Quarterly	1.92%	Semi-Annual	Barclays Bank PLC	02/22/22	1.91	USD	11,320	(246,272)
2-Year Interest Rate Swap, 02/27/24	3-Month LIBOR, 0.18%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75	USD	43,910	(66,682)
2-Year Interest Rate Swap, 03/03/24	3-Month LIBOR, 0.18%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51	USD	27,330	(81,441)
2-Year Interest Rate Swap, 03/04/24	3-Month LIBOR, 0.18%	Quarterly	0.49%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	41,020	(130,828)
2-Year Interest Rate Swap, 03/05/24	3-Month LIBOR, 0.18%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52	USD	13,980	(41,147)

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
2-Year Interest Rate Swap, 03/23/24	3-Month LIBOR, 0.18%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56%	USD	13,980	$(41,423)
2-Year Interest Rate Swap, 03/25/24	3-Month LIBOR, 0.18%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57	USD	27,410	(80,613)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.18%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	1,150	(133,051)
10-Year Interest Rate Swap, 10/13/32	3-Month LIBOR, 0.18%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06	USD	2,145	(194,754)
10-Year Interest Rate Swap, 12/17/32	3-Month LIBOR, 0.18%	Quarterly	1.23%	Semi-Annual	Barclays Bank PLC	12/15/22	1.23	USD	3,960	(327,500)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.18%	Quarterly	1.23%	Semi-Annual	Goldman Sachs International	12/16/22	1.23	USD	1,980	(162,712)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.18%	Quarterly	1.25%	Semi-Annual	Goldman Sachs International	12/16/22	1.24	USD	1,980	(160,880)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.18%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	2,180	(177,651)
10-Year Interest Rate Swap, 01/11/33	3-Month LIBOR, 0.18%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44	USD	3,990	(275,461)
10-Year Interest Rate Swap, 01/14/33	3-Month LIBOR, 0.18%	Quarterly	1.57%	Semi-Annual	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	2,070	(125,828)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.18%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	4,170	(166,239)

										(4,875,803)

										$(6,451,706)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	USD 8,270	$(864,242)	$(726,714)	$(137,528)
CDX.NA.IG.36.V1	1.00	Quarterly	06/20/26	USD 39,830	(1,037,280)	(847,848)	(189,432)

					$(1,901,522)	$(1,574,562)	$(326,960)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date(a)	Date	Amount 000)		Value	(Received)	(Depreciation)
0.12%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A	04/11/23	GBP	30,580	$14,151	$(505)	$14,656
3-Month CAD BA, 1.71%	Semi-Annual	0.64%	Semi-Annual	N/A	04/21/23	CAD	17,490	1,286	(12)	1,298
0.27%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A	04/24/23	USD	15,420	(871)	(479)	(392)
0.73%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	04/05/22	04/05/24	USD	80	(252)	—	(252)
3-Month LIBOR, 0.18%	Quarterly	0.45%	Semi-Annual	N/A	11/12/25	USD	7,620	(119,945)	119	(120,064)
3-Month LIBOR, 0.18%	Quarterly	0.48%	Semi-Annual	N/A	01/21/26	USD	4,110	(72,228)	36	(72,264)
1.54%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	02/25/25	02/25/26	USD	10,390	26,743	13	26,730
1.62%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	02/26/25	02/26/26	USD	8,090	14,214	10	14,204
1.71%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	03/06/25	03/06/26	USD	2,920	2,818	4	2,814
3-Month LIBOR, 0.18%	Quarterly	1.37%	Semi-Annual	03/22/22	03/22/27	USD	3,000	12,073	28	12,045
3-Month LIBOR, 0.18%	Quarterly	1.33%	Semi-Annual	03/29/22	03/30/27	USD	765	1,567	7	1,560
1.29%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	04/20/22	04/20/27	USD	2,860	3,382	27	3,355
1.31%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	04/29/22	04/29/27	USD	30	28	—	28
0.50%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A	08/19/27	USD	110	4,621	2	4,619
0.84%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A	11/15/27	USD	6,220	150,188	79	150,109
1.27%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	06/30/21	02/15/28	USD	6,250	12,054	80	11,974
1.39%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	06/30/21	02/15/28	USD	5,370	(29,818)	70	(29,888)
0.53%	Quarterly	3-Month LIBOR, 0.18%	Quarterly	N/A	10/21/30	USD	27	1,967	—	1,967

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(a)	Date	Amount (000)		Value	(Received )	(Depreciation )
3-Month LIBOR, 0.18%	Quarterly	0.56%	Quarterly	N/A		10/21/30	USD	27	$(2,017)	$—	$(2,017)
0.90%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		10/28/30	USD	970	60,088	17	60,071
0.96%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		11/12/30	USD	1,800	95,843	33	95,810
1.66%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	06/30/21		11/15/30	USD	4,670	(18,061)	76	(18,137)
1.78%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	06/30/21		11/15/30	USD	4,670	(68,263)	75	(68,338)
0.93%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		11/18/30	USD	270	15,023	5	15,018
1.09%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		01/13/31	USD	1,400	61,540	22	61,518
1.10%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		01/13/31	USD	700	30,135	11	30,124
(0.21%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		01/28/31	EUR	1,390	52,678	(716)	53,394
1.16%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		02/04/31	USD	500	19,381	8	19,373
1.18%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		02/04/31	USD	1,210	45,527	19	45,508
1.26%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		02/10/31	USD	890	26,935	14	26,921
1.54%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		03/03/31	USD	940	4,617	15	4,602
1.58%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		03/12/31	USD	500	660	8	652
1.65%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	N/A		05/05/31	USD	340	(723)	6	(729)
3-Month LIBOR, 0.18%	Quarterly	1.19%	Semi-Annual	07/23/21		07/23/31	USD	950	(43,792)	15	(43,807)
3-Month LIBOR, 0.18%	Quarterly	1.15%	Semi-Annual	07/28/21		07/28/31	USD	25	(1,263)	—	(1,263)
3-Month LIBOR, 0.18%	Quarterly	1.17%	Semi-Annual	07/28/21		07/28/31	USD	725	(35,349)	12	(35,361)
3-Month LIBOR, 0.18%	Quarterly	1.18%	Semi-Annual	07/28/21		07/28/31	USD	970	(46,239)	16	(46,255)
3-Month LIBOR, 0.18%	Quarterly	1.28%	Semi-Annual	01/21/22		01/21/32	USD	520	(25,008)	8	(25,016)
0.80%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	02/08/22		02/08/32	USD	1,290	121,929	23	121,906
0.83%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	08/15/22		08/16/32	USD	16,690	1,705,512	50,200	1,655,312
0.84%	Quarterly	3-Month LIBOR, 0.18%	Quarterly	N/A		10/22/40	USD	12	1,656	—	1,656
3-Month LIBOR, 0.18%	Quarterly	0.91%	Quarterly	N/A		10/22/40	USD	11	(1,663)	—	(1,663)
2.01%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	06/30/21		02/15/47	USD	2,170	19,531	61	19,470
2.02%	Semi-Annual	3-Month LIBOR, 0.18%	Quarterly	06/30/21		02/15/47	USD	2,170	15,733	61	15,672
3-Month LIBOR, 0.18%	Quarterly	2.10%	Semi-Annual	06/30/21		02/15/47	USD	2,000	19,190	56	19,134
2.18%	Semi Annual	3 Month LIBOR, 0.18%	Quarterly	06/30/21		02/15/47	USD	3,620	(95,949)	(2,726)	(93,223)
3-Month LIBOR, 0.18%	Quarterly	0.99%	Semi-Annual	N/A		08/22/50	USD	175	(42,559)	4	(42,563)
3-Month LIBOR, 0.18%	Quarterly	1.00%	Semi-Annual	N/A		08/22/50	USD	175	(42,129)	4	(42,133)
0.91%	Quarterly	3-Month LIBOR, 0.18%	Quarterly	N/A		10/21/50	USD	13	2,615	—	2,615
3-Month LIBOR, 0.18%	Quarterly	0.99%	Quarterly	N/A		10/21/50	USD	13	(2,599)	—	(2,599)

									$1,894,957	$46,806	$1,848,151

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	$4,963,865	$1,751,278	$3,212,587

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	BB+	EUR	20	$3,679	$3,194	$485
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	20	2,915	2,465	450
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	NR	EUR	10	634	529	105
International Game Technology PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	BB	EUR	10	1,241	1,092	149
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	10,000	(1,985,546)	(491,364)	(1,494,182)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	5,000	(992,774)	(245,399)	(747,375)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	10,000	(1,985,546)	(243,142)	(1,742,404)

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	2.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	2,500		$(46,772)	$(333,723)	$286,951
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500		(46,772)	(330,500)	283,728
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000		(94,272)	(654,845)	560,573
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	NR	USD	2,500		(251,047)	(276,232)	25,185
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500		(251,047)	(534,149)	283,102
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000		(502,094)	(527,729)	25,635
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	972		(97,608)	(108,028)	10,420

									$(6,245,009)	$(3,737,831)	$(2,507,178)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$51,244	$(1,579,000)	$2,494,115	$(972,924)	$—
OTC Swaps	1,758,558	(3,745,111)	4,689,370	(3,983,961)	—
Options Written	N/A	N/A	1,272,826	(2,662,799)	(6,663,253)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,584,290	$—	$1,584,290
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	490,203	—	—	490,203
Options purchased
Investments at value — unaffiliated(b)	—	—	—	—	4,235,162	—	4,235,162
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	2,494,115	—	2,494,115
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	6,447,928	—	—	—	—	6,447,928

	$—	$6,447,928	$—	$490,203	$8,313,567	$—	$15,251,698

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$198,997	$—	$198,997
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	302,620	—	—	302,620
Options written
Options written at value	—	—	—	—	6,663,253	—	6,663,253

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$326,960	$—	$—	$645,964	$—	$972,924
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	7,729,072	—	—	—	—	7,729,072

	$—	$8,056,032	$—	$302,620	$7,508,214	$—	$15,866,866

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$14,919,694	$—	$14,919,694
Forward foreign currency exchange contracts	—	—	—	(952,249)	—	—	(952,249)
Options purchased(a)	—	—	—	—	3,003,888	—	3,003,888
Options written	—	—	—	—	(1,628,536)	—	(1,628,536)
Swaps	—	150,884	—	—	1,184,450	—	1,335,334

	$—	$150,884	$—	$(952,249)	$17,479,496	$—	$16,678,131

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(1,057,690)	$—	$(1,057,690)
Forward foreign currency exchange contracts	—	—	—	289,455	—	—	289,455
Options purchased(b)	—	—	—	—	78,016	—	78,016
Options written	—	—	—	—	(1,284,078)	—	(1,284,078)
Swaps	—	1,263,626	—	—	1,325,922	—	2,589,548

	$—	$1,263,626	$—	$289,455	$(937,830)	$—	$615,251

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,215,598
Average notional value of contracts — short	$633,028,301
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$57,116,813
Average amounts sold — in USD	$31,873,884
Options
Average value of option contracts purchased	$194,827
Average value of option contracts written	$269,061
Average notional value of swaption contracts purchased	$269,977,298
Average notional value of swaption contracts written	$531,549,151
Credit default swaps
Average notional value — buy protection	$72,777,000
Average notional value — sell protection	$44,380,397
Interest rate swaps
Average notional value — pays fixed rate	$122,944,349
Average notional value — receives fixed rate	$30,811,294

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$1,117		$493,759
Forward foreign currency exchange contracts	490,203		302,620
Options	4,235,162	(a)	6,663,253
Swaps — centrally cleared	—		151,635
Swaps — OTC(b)	6,447,928		7,729,072

Total derivative assets and liabilities in the Statement of Assets and Liabilities	11,174,410		15,340,339

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(234,977)		(856,941)

Total derivative assets and liabilities subject to an MNA	$10,939,433		$14,483,398

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$435,203	$(435,203)	$—	$—	$—
Barclays Bank PLC	240,929	(240,929)	—	—	—
Credit Suisse International	287,585	(287,585)	—	—	—
Deutsche Bank AG	6,681,987	(2,222,660)	—	(4,410,000)	49,327
Goldman Sachs International	25,185	(25,185)	—	—	—
JPMorgan Chase Bank N.A.	235,084	(235,084)	—	—	—
Morgan Stanley & Co. International PLC	3,012,222	(2,302,816)	—	(420,000)	289,406
Royal Bank of Canada	21,238	—	—	—	21,238

	$10,939,433	$(5,749,462)	$—	$(4,830,000)	$359,971

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(d)	Net Amount of Derivative Liabilities(b)(e)
Bank of America N.A.	$1,812,103	$(435,203)	$—	$(1,376,900)	$—
Bank of Montreal	3,614	—	—	—	3,614
Barclays Bank PLC	6,040,968	(240,929)	—	(5,800,039)	—
Citibank N.A.	365,936	—	—	(310,000)	55,936
Credit Suisse International	333,723	(287,585)	—	(46,138)	—
Deutsche Bank AG	2,222,660	(2,222,660)	—	—	—
Goldman Sachs International	801,297	(25,185)	—	(776,112)	—
JPMorgan Chase Bank N.A.	482,690	(235,084)	—	(247,606)	—
Morgan Stanley & Co. International PLC	2,302,816	(2,302,816)	—	—	—
Standard Chartered Bank	5,866	—	—	—	5,866
State Street Bank and Trust Co.	107,862	—	—	—	107,862
UBS AG	3,863	—	—	—	3,863

	$14,483,398	$(5,749,462)	$—	$(8,556,795)	$177,141

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$117,807,249	$1,580,040	$119,387,289
Common Stocks
Aerospace & Defense	2,135,106	—	—	2,135,106
Building Products	1,117,827	—	—	1,117,827
Energy Equipment & Services	—	—	4,948	4,948
Machinery	998,683	—	—	998,683
Oil, Gas & Consumable Fuels	229,479	217,309	—	446,788
Corporate Bonds
Aerospace & Defense	—	18,291,943	—	18,291,943
Airlines	—	15,544,244	—	15,544,244
Auto Components	—	7,218,473	—	7,218,473
Automobiles	—	10,636,187	—	10,636,187
Banks	—	11,793,708	—	11,793,708
Beverages	—	11,588,657	—	11,588,657
Biotechnology	—	1,056,654	—	1,056,654
Building Materials	—	5,025,912	—	5,025,912
Building Products	—	4,218,295	—	4,218,295
Capital Markets	—	5,009,844	—	5,009,844
Chemicals	—	10,915,778	—	10,915,778
Commercial Services & Supplies	—	5,488,793	—	5,488,793
Communications Equipment	—	4,996,977	—	4,996,977
Construction & Engineering	—	712,951	—	712,951
Construction Materials	—	3,789,242	—	3,789,242
Consumer Discretionary	—	7,417,301	—	7,417,301
Consumer Finance	—	7,431,657	—	7,431,657
Containers & Packaging	—	3,161,942	—	3,161,942
Diversified Consumer Services	—	7,179,191	—	7,179,191
Diversified Financial Services	—	14,113,216	—	14,113,216
Diversified Telecommunication Services	—	23,144,138	—	23,144,138
Education	—	207,500	—	207,500
Electric Utilities	—	7,616,010	—	7,616,010
Electrical Equipment	—	693,963	—	693,963
Electronic Equipment, Instruments & Components	—	4,307,041	—	4,307,041
Energy Equipment & Services	—	3,429,984	623,105	4,053,089
Environmental, Maintenance, & Security Service	—	3,578,297	—	3,578,297
Equity Real Estate Investment Trusts (REITs)	—	10,336,902	—	10,336,902
Food & Staples Retailing	—	12,348,007	—	12,348,007
Food Products	—	4,378,459	—	4,378,459
Gas Utilities	—	173,237	—	173,237
Health Care Equipment & Supplies	—	2,880,280	—	2,880,280
Health Care Providers & Services	—	26,446,953	—	26,446,953
Health Care Technology	—	4,211,040	—	4,211,040
Hotels, Restaurants & Leisure	—	20,981,890	—	20,981,890
Household Durables	—	4,109,784	—	4,109,784
Household Products	—	94,822	—	94,822
Independent Power and Renewable Electricity Producers	—	7,838,561	—	7,838,561
Insurance	—	12,898,546	—	12,898,546
Interactive Media & Services	—	4,652,456	—	4,652,456
Internet Software & Services	—	8,108,217	—	8,108,217
IT Services	—	8,280,939	—	8,280,939
Leisure Products	—	1,653,128	—	1,653,128
Machinery	—	5,498,800	—	5,498,800
Media	—	58,844,669	—	58,844,669
Metals & Mining	—	15,738,998	—	15,738,998

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Multi-line Retail	$—	$1,014,506	$—	$1,014,506
Offshore Drilling & Other Services	—	358,665	—	358,665
Oil, Gas & Consumable Fuels	115,226	83,024,343	1,563,093	84,702,662
Personal Products	—	119,105	—	119,105
Pharmaceuticals	—	16,463,732	—	16,463,732
Producer Durables: Miscellaneous	—	246,543	—	246,543
Real Estate Management & Development	—	28,648,293	—	28,648,293
Road & Rail	—	3,045,760	—	3,045,760
Semiconductors & Semiconductor Equipment	—	9,302,387	—	9,302,387
Software	—	13,076,020	—	13,076,020
Specialty Retail	—	4,973,214	—	4,973,214
Technology Hardware, Storage & Peripherals	—	776,336	—	776,336
Textiles, Apparel & Luxury Goods	—	372,249	—	372,249
Thrifts & Mortgage Finance	—	1,819,867	—	1,819,867
Tobacco	—	2,633,626	—	2,633,626
Transportation	—	123,972	—	123,972
Transportation Infrastructure	—	2,797,501	—	2,797,501
Utilities	—	12,961,150	—	12,961,150
Wireless Telecommunication Services	—	17,510,695	—	17,510,695
Floating Rate Loan Interests	—	46,083,030	1,887,951	47,970,981
Foreign Agency Obligations	—	34,604,228	—	34,604,228
Municipal Bonds	—	1,147,783	—	1,147,783
Non-Agency Mortgage-Backed Securities	—	82,782,710	—	82,782,710
Preferred Securities
Capital Trusts	—	46,547,945	—	46,547,945
Preferred Stocks	25,818,536	—	—	25,818,536
U.S. Government Sponsored Agency Securities	—	118,169,652	—	118,169,652
U.S. Treasury Obligations	—	18,498,031	—	18,498,031
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	12,057,238	—	—	12,057,238
Options Purchased
Interest Rate Contracts	233,860	4,001,302	—	4,235,162

	$42,705,955	$1,077,170,789	$5,659,137	$1,125,535,881

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$4,689,370	$—	$4,689,370
Foreign Currency Exchange Contracts	—	490,203	—	490,203
Interest Rate Contracts	1,584,290	2,494,115	—	4,078,405
Liabilities
Credit Contracts	—	(4,310,921)	—	(4,310,921)
Foreign Currency Exchange Contracts	—	(302,620)	—	(302,620)
Interest Rate Contracts	(410,544)	(7,097,670)	—	(7,508,214)

	$1,173,746	$(4,037,523)	$—	$(2,863,777)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $420,938,585 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Warrants		Non-Agency Mortgage-Backed Securities	Preferred Stocks	Total
Assets
Opening balance, as of October 31, 2020	$2,173,228	$35,260	$2,153,350	$437,783	$—	(a)	$7,370,850	$1,571,250	$13,741,721
Transfers into Level 3	—	—	—	252,817	—		—	—	252,817
Transfers out of Level 3(b)	—	—	—	(154,878)	—		(7,370,850)	—	(7,525,728)
Accrued discounts/premiums	14,881	—	12,419	3,053	—		—	—	30,353

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Multi-Sector Income Trust (BIT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Warrants		Non-Agency Mortgage-Backed Securities	Preferred Stocks	Total
Net realized gain (loss)	132,000	—	522	34	$—		—	(354,375)	(221,819)
Net change in unrealized appreciation (depreciation)(c)(d)	$55,268	$(30,312)	$37,089	$238,955	—		$—	$283,125	$584,125
Purchases	4,148	—	15,926	1,111,410	—		—	—	1,131,484
Sales	(799,485)	—	(33,108)	(1,223)	—		—	(1,500,000)	(2,333,816)

Closing balance, as of April 30, 2021	$1,580,040	$4,948	$2,186,198	$1,887,951	$—	(a)	$—	$—	$5,659,137

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2021(d)	$55,268	$(30,312)	$37,089	$238,955	$—		$—	$—	$301,000

(a)	Rounds to less than $1.
(b)

As of October 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

April 30, 2021

BIT

ASSETS
Investments at value — unaffiliated(a)	$1,113,478,643
Investments at value — affiliated(b)	12,057,238
Cash	11,929
Cash pledged:
Collateral — reverse repurchase agreements	391,000
Collateral — OTC derivatives	9,454,000
Futures contracts	5,938,400
Centrally cleared swaps	4,398,000
Foreign currency at value(c)	989,656
Receivables:
Investments sold	3,358,900
Reverse repurchase agreements	3,917,110
Dividends — unaffiliated	139,010
Dividends — affiliated	426
Interest — unaffiliated	9,970,725
Variation margin on futures contracts	1,117
Swap premiums paid	1,758,558
Unrealized appreciation on:
Forward foreign currency exchange contracts	490,203
OTC swaps	4,689,370

Total assets	1,171,044,285

LIABILITIES
Cash received:
Collateral — reverse repurchase agreements	1,091,900
Collateral — OTC derivatives	4,830,000
Options written at value(d)	6,663,253
Reverse repurchase agreements at value	420,938,585
Payables:
Investments purchased	27,477,709
Reverse repurchase agreements	3,917,110
Investment advisory fees	731,283
Trustees’ and Officer’s fees	175,921
Other accrued expenses	445,921
Principal payups	139,541
Variation margin on futures contracts	493,759
Variation margin on centrally cleared swaps	151,635
Swap premiums received	3,745,111
Unrealized depreciation on:
Forward foreign currency exchange contracts	302,620
OTC swaps	3,983,961

Total liabilities	475,088,309

NET ASSETS	$695,955,976

NET ASSETS CONSIST OF
Paid-in capital(e)(f)(g)	$682,947,243
Accumulated earnings	13,008,733

NET ASSETS	$695,955,976

Net asset value	$18.54

(a) Investments at cost — unaffiliated	$1,079,026,733
(b) Investments at cost — affiliated	$12,057,238
(c) Foreign currency at cost	$996,862
(d) Premiums received	$5,273,280
(e) Shares outstanding	37,547,773
(f) Shares authorized	Unlimited
(g) Par value	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

BIT

INVESTMENT INCOME
Dividends — unaffiliated	$1,173,574
Dividends — affiliated	1,696
Interest — unaffiliated	25,364,689
Other income	29,595

Total investment income	26,569,554

EXPENSES
Investment advisory	4,227,790
Professional	550,464
Accounting services	61,857
Trustees and Officer	51,233
Transfer agent	41,624
Custodian	29,248
Registration	6,336
Printing and postage	1,518
Miscellaneous	17,501

Total expenses excluding interest expense	4,987,571
Interest expense	1,079,419

Total expenses	6,066,990
Less:
Fees waived and/or reimbursed by the Manager	(4,018)

Total expenses after fees waived and/or reimbursed	6,062,972

Net investment income	20,506,582

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	7,638,035
Foreign currency transactions	(164,135)
Forward foreign currency exchange contracts	(952,249)
Futures contracts	14,919,694
Options written	(1,628,536)
Swaps	1,335,334

21,148,143

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	18,398,292
Foreign currency translations	184,174
Forward foreign currency exchange contracts	289,455
Futures contracts	(1,057,690)
Options written	(1,284,078)
Swaps	2,589,548

19,119,701

Net realized and unrealized gain	40,267,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,774,426

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BIT
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,506,582		$40,702,930
Net realized gain (loss)	21,148,143		(25,641,335)
Net change in unrealized appreciation	19,119,701		54,895,177

Net increase in net assets resulting from operations	60,774,426		69,956,772

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(27,860,404	)(c)	(37,301,244)
Return of capital	—		(18,419,563)

Decrease in net assets resulting from distributions to shareholders	(27,860,404)		(55,720,807)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	188,689		—

NET ASSETS
Total increase in net assets	33,102,711		14,235,965
Beginning of period	662,853,265		648,617,300

End of period	$695,955,976		$662,853,265

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statement of Cash Flows (unaudited)

Six Months Ended April 30, 2021

BIT

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$60,774,426
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities
Proceeds from sales of long-term investments and principal paydowns/payups	203,505,860
Purchases of long-term investments	(280,745,019)
Net proceeds from sales of short-term securities	5,543,771
Amortization of premium and accretion of discount on investments and other fees	(2,462,204)
Premiums paid on closing options written	(6,103,190)
Premiums received from options written	5,428,919
Net realized gain on investments and options written	(6,009,499)
Net unrealized appreciation on investments, options written, swaps and foreign currency translations	(19,124,088)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(11)
Dividends — unaffiliated	(1,171)
Interest — unaffiliated	(366,958)
Variation margin on futures contracts	330,202
Variation margin on centrally cleared swaps	39,735
Swap premiums paid	16,143
Prepaid expenses	2,365
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	(275,142)
Collateral — OTC derivatives	1,000,000
Payables
Interest expense	(94,950)
Investment advisory fees	50,836
Trustees’ and Officer’s fees	34,326
Other accrued expenses	(371,433)
Variation margin on futures contracts	490,865
Variation margin on centrally cleared swaps	151,635
Swap premiums received	(1,221,089)

Net cash used for operating activities	(39,405,671)

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(27,855,625)
Net borrowing of reverse repurchase agreements	67,165,968

Net cash provided by financing activities	39,310,343

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	186,866

CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	91,538
Restricted and unrestricted cash and foreign currency at beginning of period	21,091,447

Restricted and unrestricted cash and foreign currency at end of period	$21,182,985

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,174,369

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to shareholders	$188,689

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Statement of Cash Flows (unaudited) (continued)

Six Months Ended April 30, 2021

BIT

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$11,929
Cash pledged
Collateral — reverse repurchase agreements	391,000
Collateral — OTC derivatives	9,454,000
Futures contracts	5,938,400
Centrally cleared swaps	4,398,000
Foreign currency at value	989,656

$21,182,985

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BIT
	Six Months Ended 04/30/21 (unaudited)		Year Ended October 31,
			2020(a)		2019(a)		2018(a)		2017(a)		2016(a)

Net asset value, beginning of period	$17.66		$17.28		$18.79		$20.07		$18.91		$18.91

Net investment income(b)	0.55		1.08		1.18		1.38		1.51		1.69
Net realized and unrealized gain (loss)	1.07		0.78		(1.28)		(1.13)		1.42		(0.05)

Net increase (decrease) from investment operations	1.62		1.86		(0.10)		0.25		2.93		1.64

Distributions(c)
From net investment income	(0.74	)(d)	(0.99)		(1.14)		(1.49)		(1.77)		(1.64)
Return of capital	—		(0.49)		(0.27)		(0.04)		—		—

Total distributions	(0.74)		(1.48)		(1.41)		(1.53)		(1.77)		(1.64)

Net asset value, end of period	$18.54		$17.66		$17.28	(e)	$18.79		$20.07		$18.91

Market price, end of period	$18.55		$15.65		$17.15		$16.25		$18.55		$16.76

Total Return(f)
Based on net asset value	9.48	%(g)	12.68	%(h)	0.00	%(e)(i)	2.18	%(j)	17.34	%(k)	10.51	%(j)

Based on market price	23.60	%(g)	0.61%		14.76%		(4.40)%		22.36%		13.56%

Ratios to Average Net Assets(l)
Total expenses	1.77	%(m)	2.36%		2.89%		2.90%		2.33%		2.05%

Total expenses after fees waived and/or reimbursed	1.77	%(m)	2.19	%(n)	2.89%		2.89%		2.33%		2.05%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.46	%(m)	1.39%		1.35%		1.42%		1.39%		1.43%

Net investment income	6.00	%(m)	6.51%		6.43%		7.17%		7.86%		9.24%

Supplemental Data
Net assets, end of period (000)	$695,956		$662,853		$648,617		$710,832		$765,859		$726,381

Borrowings outstanding, end of period (000)	$420,939		$353,128		$373,345		$376,302		$471,082		$427,329

Portfolio turnover rate(o)	19%		101%		32%		38%		53%		52%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)

For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on October 31, 2019.

(f)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g)	Aggregate total return.
(h)	Includes payments received from an affiliate and unaffiliated third parties, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 1.38%.
(i)	Amount is greater than (0.005)%.
(j)	Includes payment received from an affiliate, which had no impact on the Trust’s total return.
(k)	Includes payment received from a settlement of litigation, which impacted the Trust’s total return. Excluding the payment from a settlement of litigation, the Trust’s total return is 16.70%.
(l)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Year Ended October 31,
		2020(a)	2019(a)	2018(a)	2017(a)	2016(a)
Investments in underlying funds	—%	—%	—%	—%	—%	0.01%

(m)	Annualized.
(n)	Includes reimbursement of professional fees by unaffiliated third parties, which impacted the Trust’s expense ratio. Excluding the payment, the Trust’s total expense ratio would have been 2.36%.

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Financial Highlights  (continued)

(For a share outstanding throughout each period)

(o)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/21 (unaudited)	Year Ended October 31,
		2020(a)	2019(a)	2018(a)	2017(a)	2016(a)
Portfolio turnover rate (excluding MDRs)	19%	72%	—%	—%	—%	—%

See notes to financial statements.

F I N A N C I A L H I G H L I G H TS	59

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Multi-Sector Income Trust (BIT) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is registered as a diversified, closed-end management investment company. The Trust is organized as a Delaware statutory trust. The Trust determines and makes available for publication the net asset value (“NAV”) of its Common Shares on a daily basis.

The Trust, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Trust include the account of BIT Subsidiary, LLC (the “Taxable Subsidiary”). Effective December 20, 2019, the Taxable Subsidiary, which was wholly-owned by the Trust, was dissolved. The Taxable Subsidiary enabled the Trust to hold an investment in an operating partnership and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary were taxable to such subsidiary. There was no tax provision required for income or realized gains during the period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trust is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Trust enters into certain investments (e.g., dollar rolls, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Trust are recorded on the ex-dividend dates. Subject to the Trust’s managed distribution plan, the Trust intends to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.

The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds the Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trust until such amounts are distributed in accordance with the Plan.

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Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Trust enters into contracts that contain a variety of representations that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Trust could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

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Notes to Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

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Notes to Financial Statements (unaudited) (continued)

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trust may be required to pay more at settlement than the security is worth. In addition, the Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Trust may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended April 30, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Trust were $377,258,326 and 0.58%, respectively.

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Notes to Financial Statements (unaudited) (continued)

Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(a)	Cash Collateral Pledged/Received	Net Amount
Barclays Bank PLC	$(61,025,278)	$61,025,278		$—	$—
Barclays Capital, Inc.	(61,504,420)	61,504,420		—	—
BNP Paribas S.A	(158,300,501)	158,300,501		—	—
Credit Agricole Corporate & Investment Bank	(9,935,433)	9,935,433		—	—
Credit Suisse Securities (USA) LLC	(1,217,227)	1,217,227		—	—
Deutsche Bank Securities, Inc.	(52,552,930)	52,552,930		—	—
J.P. Morgan Securities LLC	(867,160)	867,160		—	—
RBC Capital Markets LLC	(75,535,636)	75,535,636		—	—

	$(420,938,585)	$420,938,585		$—	$—

(a)

Net collateral, including accrued interest, with a value of $467,278,853 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

The Trust engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Trust and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Trust and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trust are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.

Options: The Trust may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trust writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Trust writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

•

Swaptions — The Trust purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trust’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Trust bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trust purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trust and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trust’s counterparty on the swap. The Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Trust may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trust will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trust will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

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Notes to Financial Statements (unaudited) (continued)

•

Forward swaps — The Trust enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Trust and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trust, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trust. Any additional required collateral is delivered to/pledged by the Trust on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trust from the counterparties are not fully collateralized, the Trust bears the risk of loss from counterparty non-performance. Likewise, to the extent the Trust has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trust does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust entered into an Investment Advisory Agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Trust.

For such services, the Trust pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Trust’s managed assets.

The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”) and, effective November 21, 2019, BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BRS and BIL, for services they provide for that portion of the Trust for which BRS and BIL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Trust to the Manager.

Expense Waivers: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Trust. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2021, the amount waived was $4,018.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2022. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trust’s IndependentTrustees. For the six months ended April 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Trust reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

Other Transactions: The Trust may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Trust Name	Purchases	Sales	Net Realized Gain (Loss)
BIT	$2,927,740	$15,185	$ 1,151

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term investments, were $290,321,007 and $202,866,459, respectively.

For the six months ended April 30, 2021, purchases and sales related to mortgage dollar rolls were $189,526 and $189,288, respectively.

8.	INCOME TAX INFORMATION

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trust as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trust’s financial statements.

As of October 31, 2020, the Trust had non-expiring capital loss carryforwards available to offset future realized capital gains of $57,394,094.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BIT	$1,068,593,852	$93,123,263	$(33,771,002)	$59,352,261

9.	PRINCIPAL RISKS

In the normal course of business, the Trust invests in securities or other instruments and may enter into certain transactions, and such activities subject the Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments.

The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: The Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Trust to reinvest in lower yielding securities. The Trust may also be exposed to reinvestment risk, which is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Trust portfolio’s current earnings rate.

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Notes to Financial Statements (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Trust may invest in illiquid investments. An illiquid investment is any investment that the Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Trust may lose value, regardless of the individual results of the securities and other instruments in which the Trust invests.

The price the Trust could receive upon the sale of any particular portfolio investment may differ from the Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Trust, and the Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Trust may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trust manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trust should the counterparty fail to perform under the contracts. Options written by the Trust do not typically give rise to counterparty credit risk, as options written generally obligate the Trust, and not the counterparty, to perform. The Trust may be exposed to counterparty credit risk with respect to options written to the extent the Trust deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Trust’s portfolio are disclosed in its Schedule of Investments.

The Trust invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trust may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Trust invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Trust concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Trust may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Trust is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

Common Shares

For the six months shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Trust Name	Six Months Ended 04/30/21	Year Ended 10/31/20
BIT	10,177	—

The Trust participates in an open market share repurchase program (the “Repurchase Program”). From December 1, 2019 through November 30, 2020, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2019, subject to certain conditions. From December 1, 2020 through November 30, 2021, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2020, subject to certain conditions. There is no assurance that the Trust will purchase shares in any particular amounts. For the six months ended April 30, 2021, the Trust did not repurchase any shares.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trust’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trust declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BIT
	05/03/21	05/14/21	05/28/21	$ 0.123700
	06/01/21	06/15/21	06/30/21	0.123700

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Multi-Sector Income Trust (the “Fund”) met on November 18-19, 2020 (the “November Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager, BlackRock (Singapore) Limited (the “Sub-Advisor”) and the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The continuation of the Agreements was considered by the Board at meetings on April 16, 2020 (the “April Meeting”) and May 20-21, 2020 (the “May Meeting”). At the May Meeting, the continuation of the Agreements was approved by the Board for a five-month term ending November 30, 2020, with further continuation to be considered by the Board at the November Meeting. At the November Meeting, the Board considered materials relating to its approval of the Agreements at the May Meeting, as well as additional information provided by the Manager. The factors considered by the Board at the November Meeting in connection with approval of the continuation of the Agreements were substantially the same as the factors considered at the April and May Meetings. A discussion of the basis for the Board’s approval of the Agreements at the May Meeting and the November Meeting is included below under “Board Considerations in Approving the Agreements.”

Activities and Composition of the Board

On the date of the November Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on at least an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to the Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (l) an analysis of management fees for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) the Fund’s market discount/premium compared to peer funds.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on Lipper classifications, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) fund expenses and potential fee waivers; (c) differences in services provided and management fees between closed-end funds and other product channels; and (d) BlackRock’s option overwrite strategy.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

At the April Meeting and May Meeting, the Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third-parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2019, as compared to its Performance Peers. The performance information is based on net asset value (NAV), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a custom peer group of funds as defined by BlackRock (“Customized Peer Group”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

At the November Board Meeting, the Board noted that, as of September 30, 2020, for the one-, three- and five-year periods reported, the Fund ranked in the first, second and second quartiles, respectively, against its Customized Peer Group. The Board noted that BlackRock believes that the Customized Peer Group is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.

At the November Meeting, the Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio each ranked in the second quartile relative to the supplemental peer group.

D. Economies of Scale

At the April Meeting and the May Meeting, the Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee was appropriate.

Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception.

E. Other Factors Deemed Relevant by the Board Members

At the April Meeting and the May Meeting, the Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the closed-end fund marketplace, and that shareholders are able to sell their Fund shares in the secondary market if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and continued communication efforts with shareholders, fund analysts and financial

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.

Conclusion

At the November Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a seven-month term ending June 30, 2021 and the Sub-Advisory Agreement among the Manager, the Sub-Advisor and the Fund for a seven-month term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Trust Certification

The Trust is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trust filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Environmental, Social and Governance (“ESG”) Integration

Although a Trust does not seek to implement a specific ESG, impact or sustainability strategy unless otherwise disclosed, Trust management will consider ESG characteristics as part of the investment process for actively managed Trusts. These considerations will vary depending on a Trust’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. Trust management will consider those ESG characteristics it deems relevant or additive when making investment decisions for a Trust. The ESG characteristics utilized in a Trust’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the sole considerations when making investment decisions for a Trust. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Trust may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Trust’s exposure to certain companies or industries and a Trust may forego certain investment opportunities. While Trust management views ESG considerations as having the potential to contribute to a Trust’s long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

The Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, the Trust employs a managed distribution plan (the “Plan”), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of the Trust.

The distributions paid by the Trust for any particular month may be more or less than the amount of net investment income earned by the Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of the Trust and is reported in the Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital. The Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed the Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the Trust’s total assets and net asset value per share (“NAV”) and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.

General Information

The Trust does not make available copies of its Statement of Additional Information because the Trust’s shares are not continuously offered, which means that the Statement of Additional Information of the Trust has not been updated after completion of the Trust’s offerings and the information contained in the Trust’s Statement of Additional Information may have become outdated.

The following information is a summary of certain changes since October 31, 2020. This information may not reflect all of the changes that have occurred since you purchased the Trust.

Except if noted otherwise herein, there were no changes to the Trust’s charters or by-laws that would delay or prevent a change of control of the Trust that were not approved by the shareholders. Except if noted otherwise herein, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust’s portfolios.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

On December 17, 2019, the Trust filed a lawsuit against Aviron Capital, LLC (“Aviron”) and its principal officer relating to a loan on which Aviron defaulted. On December 19, 2019, the Trust obtained a court order removing Aviron’s principal officer and replacing him with a chief restructuring officer chosen by BIT. The lawsuit is currently pending and the outcome is uncertain.

A D D I T I O N A L I N F O R M A T I O N	75

Additional Information (continued)

General Information (continued)

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trust will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trust at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trust on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trust. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Additional Information (continued)

Trust and Service Providers

Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom

BlackRock (Singapore) Limited
079912 Singapore

Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I TI O N A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

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Want to know more?

blackrock.com | 800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

BIT-04/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies– Not Applicable to this semi-annual report

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Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: July 6, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock Multi-Sector Income Trust

Date: July 6, 2021

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